UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
January 31, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Security – 0.11%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.08% 9/26/33 ϕ	123,762	$138,624
Total Agency Asset-Backed Security
(cost $122,761)		138,624

Agency Collateralized Mortgage Obligations – 2.09%
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	13,750	15,721
Series 2002-90 A2
6.50% 11/25/42	30,836	34,937
Series 2004-W11 1A2
6.50% 5/25/44	24,547	29,228
Series 2005-70 PA
5.50% 8/25/35	10,635	12,044
Series 2008-15 SB
6.174% 8/25/36 ●∑	27,579	5,809
Series 2010-129 SM
5.574% 11/25/40 ●∑	178,160	30,260
Series 2011-15 SA
6.634% 3/25/41 ●∑	178,682	38,875
Series 2011-118 DC
4.00% 11/25/41	403,044	423,427
Series 2012-122 SD
5.674% 11/25/42 ●∑	78,492	18,264
Series 2013-38 AI
3.00% 4/25/33 ∑	150,236	20,623
Series 2013-43 IX
4.00% 5/25/43 ∑	655,461	155,431
Series 2013-44 DI
3.00% 5/25/33 ∑	198,101	27,967
Series 2013-55 AI
3.00% 6/25/33 ∑	290,826	40,790
Series 2014-68 BS
5.724% 11/25/44 ●∑	242,952	49,535
Series 2014-90 SA
5.724% 1/25/45 ●∑	679,152	150,336
Series 2015-27 SA
6.024% 5/25/45 ●∑	92,395	20,779
Series 2015-44 Z
3.00% 9/25/43	189,280	181,436
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	46,385	52,307
Series 2326 ZQ
6.50% 6/15/31	39,694	44,835
Series 3123 HT
5.00% 3/15/26	130,643	142,066
Series 3656 PM
5.00% 4/15/40	86,047	95,093
Series 4120 IK
3.00% 10/15/32 ∑	363,172	47,130
Series 4146 IA
3.50% 12/15/32 ∑	192,358	29,267
Series 4159 KS
5.725% 1/15/43 ∑	164,457	43,003
Series 4185 LI
3.00% 3/15/33 ∑	75,873	10,775
Series 4191 CI
3.00% 4/15/33 ∑	78,426	9,992
Series 4435 DY
3.00% 2/15/35	157,000	157,108
Freddie Mac Strips
Series 326 S2
5.525% 3/15/44 ●∑	121,102	27,089
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-HQA2 M2
3.227% 5/25/28 ●	250,000	248,552
Series 2016-DNA1 M2
3.325% 7/25/28 ●	250,000	249,637
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	140,554
Series 2015-133 AL
3.00% 5/20/45	208,000	204,377
Total Agency Collateralized Mortgage
Obligations (cost $2,749,618)		2,757,247

Agency Mortgage-Backed Securities – 32.32%
Fannie Mae
6.50% 8/1/17	2,265	2,307
Fannie Mae ARM
2.212% 3/1/38 ●	34,151	35,805
2.283% 8/1/34 ●	34,512	36,386
2.365% 4/1/36 ●	26,870	28,646
2.417% 5/1/43 ●	28,219	28,805
2.553% 6/1/43 ●	9,599	9,852
2.913% 7/1/45 ●	35,474	36,560
3.085% 4/1/44 ●	133,609	138,532
3.206% 4/1/44 ●	51,668	53,795
3.253% 3/1/44 ●	54,446	56,890
3.277% 9/1/43 ●	26,701	27,907
Fannie Mae Relocation 30 yr
5.00% 11/1/33	937	1,022
5.00% 1/1/34	1,354	1,475

(continues)     NQ-DPT-164 [1/16] 3/16 (16174) 1

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 30 yr
5.00% 11/1/34	3,855	$4,197
5.00% 10/1/35	9,312	10,180
5.00% 1/1/36	9,534	10,388
Fannie Mae S.F. 15 yr
2.50% 10/1/27	55,412	56,999
2.50% 12/1/27	48,162	49,541
2.50% 4/1/28	25,437	26,133
2.50% 9/1/28	70,237	72,310
3.00% 9/1/30	107,565	112,191
3.50% 4/1/26	262,641	278,512
3.50% 6/1/26	667,984	707,172
3.50% 7/1/26	19,373	20,521
3.50% 11/1/26	31,553	33,422
3.50% 8/1/29	134,390	142,149
3.50% 4/1/30	66,236	70,356
4.00% 4/1/24	11,867	12,613
4.00% 5/1/24	51,867	55,124
4.00% 5/1/25	16,916	18,053
4.00% 7/1/25	79,376	84,977
4.00% 11/1/25	62,062	66,318
4.00% 12/1/26	27,598	29,542
4.00% 1/1/27	304,215	325,114
4.00% 5/1/27	62,024	66,400
4.00% 8/1/27	36,150	38,690
4.50% 1/1/20	4,385	4,588
5.00% 12/1/20	3,094	3,325
5.00% 6/1/23	6,162	6,649
5.50% 5/1/20	138	143
5.50% 6/1/23	37,750	41,506
6.00% 8/1/22	21,696	23,701
Fannie Mae S.F. 15 yr TBA
2.50% 3/1/31	444,000	453,123
Fannie Mae S.F. 20 yr
3.00% 2/1/33	4,540	4,741
3.00% 8/1/33	12,848	13,417
3.00% 8/1/34	30,803	32,164
3.00% 1/1/36	287,921	298,173
3.50% 9/1/33	18,781	19,969
4.00% 1/1/31	8,349	8,996
4.00% 2/1/31	23,297	25,162
Fannie Mae S.F. 30 yr
3.00% 7/1/42	27,477	28,097
3.00% 10/1/42	14,770	15,144
3.00% 12/1/42	62,551	63,964
3.00% 1/1/43	179,806	183,862
3.00% 2/1/43	20,623	21,088
3.00% 5/1/43	51,118	52,266
3.50% 1/1/43	326,547	342,734
3.50% 8/1/45	2,112,870	2,214,507
4.00% 8/1/43	14,730	15,842
4.50% 7/1/36	8,247	8,994
4.50% 6/1/38	60,613	66,402
4.50% 11/1/40	18,604	20,280
4.50% 3/1/41	21,843	23,814
4.50% 4/1/41	71,648	78,092
4.50% 7/1/41	33,811	36,855
4.50% 8/1/41	41,652	46,055
4.50% 1/1/42	1,099,935	1,199,202
4.50% 9/1/42	688,242	752,162
4.50% 11/1/43	47,888	52,220
4.50% 5/1/44	553,336	604,903
4.50% 6/1/44	76,405	83,302
4.50% 9/1/44	2,666,791	2,909,812
4.50% 10/1/44	354,086	387,100
4.50% 2/1/45	899,617	983,170
5.00% 3/1/34	3,898	4,327
5.00% 2/1/35	42,683	47,363
5.00% 3/1/35	6,884	7,623
5.00% 6/1/35	6,348	7,093
5.00% 8/1/35	77,547	85,756
5.00% 10/1/35	28,873	31,952
5.00% 11/1/35	17,604	19,481
5.00% 4/1/37	8,472	9,377
5.00% 8/1/37	2,313	2,561
5.50% 12/1/32	1,717	1,934
5.50% 9/1/33	186,752	209,988
5.50% 4/1/34	6,166	6,950
5.50% 5/1/34	140,007	158,015
5.50% 11/1/34	5,944	6,724
5.50% 12/1/34	231,966	262,490
5.50% 3/1/35	144,435	162,022
5.50% 5/1/35	10,458	11,815
5.50% 6/1/35	6,007	6,763
5.50% 12/1/35	6,370	7,165
5.50% 1/1/36	59,482	67,260
5.50% 4/1/36	149,791	168,450
5.50% 5/1/36	2,918	3,293
5.50% 7/1/36	2,497	2,819
5.50% 9/1/36	159,027	179,240
5.50% 11/1/36	11,081	12,412
5.50% 1/1/37	47,067	52,768
5.50% 2/1/37	21,957	24,612
5.50% 4/1/37	91,587	102,642
5.50% 8/1/37	659,685	745,638
5.50% 9/1/37	63,840	71,566
5.50% 1/1/38	702,950	793,185

2 NQ-DPT-164 [1/16] 3/16 (16174)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 2/1/38	25,571	$28,762
5.50% 6/1/38	96,724	108,328
5.50% 7/1/38	23,079	25,887
5.50% 9/1/38	104,334	117,827
5.50% 1/1/39	188,288	213,132
5.50% 2/1/39	162,016	182,869
5.50% 10/1/39	71,787	80,431
5.50% 12/1/39	126,824	142,875
5.50% 7/1/40	83,120	93,684
5.50% 9/1/41	417,560	468,303
5.50% 3/1/46	221,000	248,211
6.00% 4/1/35	496,016	567,213
6.00% 7/1/35	55,116	62,784
6.00% 6/1/36	2,843	3,225
6.00% 7/1/36	3,218	3,640
6.00% 12/1/36	3,362	3,836
6.00% 2/1/37	9,923	11,251
6.00% 6/1/37	1,791	2,054
6.00% 7/1/37	1,862	2,123
6.00% 8/1/37	19,388	21,953
6.00% 9/1/37	3,304	3,747
6.00% 11/1/37	3,485	3,944
6.00% 5/1/38	80,979	91,754
6.00% 7/1/38	1,062	1,202
6.00% 9/1/38	9,039	10,246
6.00% 10/1/38	33,566	37,984
6.00% 11/1/38	7,826	8,973
6.00% 1/1/39	14,788	16,727
6.00% 2/1/39	18,595	21,068
6.00% 9/1/39	125,878	142,800
6.00% 3/1/40	14,002	15,897
6.00% 4/1/40	29,140	33,037
6.00% 9/1/40	12,288	13,946
6.00% 10/1/40	297,232	337,283
6.00% 11/1/40	5,222	5,992
6.00% 5/1/41	187,778	213,329
6.00% 7/1/41	75,165	86,287
7.00% 12/1/33	7,413	9,083
7.00% 5/1/35	452	513
7.00% 6/1/35	2,252	2,331
7.00% 12/1/37	8,271	8,930
7.50% 6/1/31	1,143	1,437
7.50% 6/1/34	10,113	11,854
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/46	8,493,000	8,669,448
3.00% 3/1/46	4,108,000	4,183,798
4.50% 3/1/46	5,630,000	6,108,441
Freddie Mac ARM
2.522% 1/1/44 ●	100,242	103,243
2.57% 4/1/34 ●	1,910	2,024
2.831% 9/1/45 ●	293,640	303,270
2.953% 11/1/44 ●	28,289	29,411
2.959% 10/1/45 ●	75,270	77,584
Freddie Mac Relocation 30 yr
5.00% 9/1/33	1,722	1,875
Freddie Mac S.F. 15 yr
3.50% 11/1/25	11,841	12,526
3.50% 6/1/26	13,413	14,185
3.50% 1/1/27	11,113	11,754
4.00% 12/1/24	10,078	10,695
4.00% 5/1/25	5,014	5,343
4.00% 8/1/25	13,126	14,001
4.00% 4/1/26	14,862	15,861
4.00% 1/1/29	157,057	165,014
4.50% 8/1/24	28,309	30,410
4.50% 9/1/26	29,757	32,015
Freddie Mac S.F. 20 yr
3.50% 1/1/34	44,919	47,680
3.50% 9/1/35	68,333	72,351
4.00% 8/1/35	16,598	17,910
4.00% 10/1/35	81,898	88,372
Freddie Mac S.F. 30 yr
3.00% 10/1/42	27,996	28,616
3.00% 11/1/42	24,512	25,120
3.50% 8/1/45	385,941	404,595
4.50% 4/1/39	13,182	14,511
4.50% 10/1/39	24,650	26,800
4.50% 4/1/41	153,930	167,621
4.50% 3/1/42	90,849	99,132
5.50% 3/1/34	40,961	45,807
5.50% 12/1/34	3,343	3,742
5.50% 9/1/35	55,951	62,440
5.50% 11/1/35	6,265	6,992
5.50% 6/1/36	2,089	2,334
5.50% 11/1/36	4,505	5,032
5.50% 12/1/36	1,040	1,161
5.50% 9/1/37	6,921	7,731
5.50% 4/1/38	324,329	362,233
5.50% 6/1/38	2,589	2,894
5.50% 7/1/38	24,873	27,777
5.50% 8/1/38	15,529	17,326
5.50% 6/1/39	25,296	28,262
5.50% 3/1/40	12,006	13,427
5.50% 8/1/40	37,492	41,878
5.50% 1/1/41	11,704	13,027
5.50% 6/1/41	214,118	239,234

(continues)     NQ-DPT-164 [1/16] 3/16 (16174) 3

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 2/1/36	7,490	$8,580
6.00% 1/1/38	4,341	4,893
6.00% 6/1/38	12,268	13,875
6.00% 8/1/38	18,080	20,774
6.00% 5/1/40	40,046	45,680
6.00% 7/1/40	41,690	47,402
7.00% 11/1/33	1,061	1,285
GNMA I S.F. 30 yr
5.00% 6/15/40	6,797	7,526
7.00% 12/15/34	132,774	159,629
7.50% 12/15/31	309	375
7.50% 2/15/32	310	386
Total Agency Mortgage-Backed Securities
(cost $42,031,763)		42,589,752

Collateralized Debt Obligations – 1.31%
Avery Point III CLO
Series 2013-3A A 144A
2.02% 1/18/25 #●	250,000	245,475
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
2.114% 7/20/26 #●	500,000	494,750
Cent CLO 21
Series 2014-21A
A1B 144A
2.011% 7/27/26 #●	250,000	246,125
Magnetite IX
Series 2014-9A A1 144A
2.039% 7/25/26 #●	505,000	498,385
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.042% 7/15/27 #●	250,000	246,675
Total Collateralized Debt Obligations (cost
$1,753,534)		1,731,410

Commercial Mortgage-Backed Securities – 6.11%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.00% 2/10/51 ●	60,000	62,612
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	55,000	57,359
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.475% 7/15/44 ●	2,004	2,004
CFCRE Commercial Mortgage
Trust
Series 2011-C1 A2 144A
3.759% 4/15/44 #	975	976
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.898% 12/10/49 ●	60,000	61,259
Series 2014-GC25 A4
3.635% 10/10/47	100,000	103,826
Series 2015-GC27 A5
3.137% 2/10/48	150,000	149,217
COMM Mortgage Trust
Series 2014-CR16 A4
4.051% 4/10/47	140,000	149,780
Series 2014-CR19 A5
3.796% 8/10/47	145,000	152,217
Series 2014-CR20 A4
3.59% 11/10/47	57,000	58,900
Series 2014-CR20 AM
3.938% 11/10/47	350,000	360,669
Series 2014-CR21 A3
3.528% 12/10/47	85,000	87,405
Series 2015-3BP A 144A
3.178% 2/10/35 #	130,000	129,970
Series 2015-CR23 A4
3.497% 5/10/48	55,000	56,333
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	75,000	76,579
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	105,000	117,073
Series 2011-LC1A C 144A
5.836% 11/10/46 #●	135,000	147,966
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K038 A2 3.389%
3/25/24 ⧫	115,000	121,890
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.79% 11/25/49 #●	180,000	192,991
Series 2011-K13 B 144A
4.763% 1/25/48 #●	300,000	319,953
Series 2011-K15 B 144A
5.116% 8/25/44 #●	55,000	60,345
Series 2012-K18 B 144A
4.40% 1/25/45 #●	50,000	52,599
Series 2012-K19 B 144A
4.175% 5/25/45 #●	15,000	15,614

4 NQ-DPT-164 [1/16] 3/16 (16174)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K22 B 144A
3.812% 8/25/45 #●	60,000	$58,882
Series 2012-K22 C 144A
3.812% 8/25/45 #●	115,000	110,031
Series 2012-K707 B 144A
4.019% 1/25/47 #●	35,000	36,076
Series 2012-K708 B 144A
3.886% 2/25/45 #●	145,000	149,306
Series 2012-K708 C 144A
3.886% 2/25/45 #●	25,000	25,558
Series 2013-K26 C 144A
3.723% 12/25/45 #●	40,000	39,378
Series 2013-K30 C 144A
3.668% 6/25/45 #●	75,000	71,765
Series 2013-K31 C 144A
3.74% 7/25/46 #●	228,000	220,196
Series 2013-K33 B 144A
3.618% 8/25/46 #●	45,000	44,722
Series 2013-K33 C 144A
3.618% 8/25/46 #●	25,000	24,431
Series 2013-K712 B 144A
3.484% 5/25/45 #●	190,000	193,717
Series 2013-K712 C 144A
3.484% 5/25/45 #●	250,000	251,464
Series 2013-K713 B 144A
3.274% 4/25/46 #●	110,000	111,358
Series 2013-K713 C 144A
3.274% 4/25/46 #●	135,000	132,416
Series 2014-K716 C 144A
4.085% 8/25/47 #●	55,000	55,874
Series 2015-K47 B 144A
3.724% 6/25/48 #●	20,000	17,469
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	900,000	935,837
GS Mortgage Securities Trust
Series 2010-C1 A2 144A
4.592% 8/10/43 #	200,000	217,279
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	108,637
Series 2014-GC24 A5
3.931% 9/10/47	465,000	493,870
Series 2015-GC32 A4
3.764% 7/10/48	55,000	57,378
Hilton USA Trust
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	100,000	100,284
Houston Galleria Mall Trust
Series 2015-HGLR
A1A2 144A
3.087% 3/5/37 #	265,000	261,466
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	48,879	48,550
Series 2014-C22 B
4.713% 9/15/47 ●	30,000	30,571
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.674% 8/12/37 ●	20,000	21,811
Series 2005-LDP5 D
5.723% 12/15/44 ●	40,000	39,915
Series 2006-LDP8 AM
5.44% 5/15/45	320,000	324,610
Series 2015-JP1 A5
3.914% 1/15/49	95,000	99,912
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	2,141	2,149
Series 2006-C6 AJ
5.452% 9/15/39 ●	85,000	85,317
Series 2006-C6 AM
5.413% 9/15/39	145,000	147,555
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22 A3
3.046% 4/15/48	55,000	54,277
Series 2015-C23 A4
3.719% 7/15/50	220,000	229,189
Series 2015-C26 A5
3.531% 10/15/48	135,000	138,464
Morgan Stanley Capital I Trust
Series 2006-1Q11 AJ
5.974% 10/15/42 ●	70,000	69,956
Series 2006-HQ10 B
5.448% 11/12/41 ●	100,000	96,431
Series 2006-TOP23 A4
6.021% 8/12/41 ●	87,276	87,794
TimberStar Trust I
Series 2006-1A A 144A
5.668% 10/15/36 #	25,000	25,537
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	60,000	60,906

(continues)     NQ-DPT-164 [1/16] 3/16 (16174) 5

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 B
4.142% 10/15/45	100,000	$102,859
Series 2015-NXS3 A4
3.617% 9/15/57	90,000	93,022
WFRBS Commercial Mortgage
Trust
Series 2014-C23 A5
3.917% 10/15/57	35,000	37,089

Total Commercial Mortgage-Backed
Securities (cost $8,104,022)		8,050,845

Convertible Bonds – 0.10%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18 @	7,000	6,860
Ares Capital 5.75% exercise
price $18.36, maturity date
2/1/16	7,000	7,000
BGC Partners 4.50% exercise
price $9.84, maturity date
7/15/16	10,000	10,487
Blucora 4.25% exercise price
$21.66, maturity date
4/1/19	3,000	2,387
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	7,000	8,002
General Cable 4.50% exercise
price $33.38, maturity date
11/15/29 @ϕ	12,000	6,113
Gilead Sciences 1.625%
exercise price $22.44,
maturity date 5/1/16	4,000	14,748
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	6,000	4,110
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	7,000	8,610
Jefferies Group 3.875%
exercise price $44.53,
maturity date 11/1/29	8,000	7,940
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	14,000	12,407
Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31	9,000	9,068
NuVasive 2.75% exercise
price $42.13, maturity date
7/1/17	16,000	19,590
Titan Machinery 3.75%
exercise price $43.17,
maturity date 5/1/19 @	7,000	4,764
Vector Group 2.50% exercise
price $15.98, maturity date
1/15/19 ●	2,000	3,014
Total Convertible Bonds (cost $122,465)		125,100

Corporate Bonds – 25.80%
Banking – 6.30%
Banco Bilbao Vizcaya
Argentaria Colombia 144A
4.875% 4/21/25 #	150,000	139,500
Bank of America
3.875% 8/1/25	270,000	273,430
3.95% 4/21/25	525,000	512,843
Bank of New York Mellon
2.15% 2/24/20	25,000	25,065
Barclays 4.375% 1/12/26	400,000	404,507
BB&T 5.25% 11/1/19	312,000	343,737
BBVA Bancomer 144A
7.25% 4/22/20 #	100,000	107,250
Citizens Financial Group
4.30% 12/3/25	115,000	117,927
City National 5.25% 9/15/20	70,000	78,106
Compass Bank
3.875% 4/10/25	250,000	231,961
Credit Agricole 144A
8.125% 12/29/49 #●	200,000	200,310
Credit Suisse Group 144A
6.25% 12/29/49 #●	200,000	195,742
Credit Suisse Group Funding
Guernsey 144A
3.125% 12/10/20 #	250,000	251,037
Fifth Third Bancorp
2.875% 7/27/20	50,000	50,623
Finnvera 144A
2.375% 6/4/25 #	200,000	200,273
HSBC USA 2.75% 8/7/20	100,000	100,268
JPMorgan Chase
4.25% 10/1/27	280,000	279,758
KeyBank
3.30% 6/1/25	250,000	253,136

6 NQ-DPT-164 [1/16] 3/16 (16174)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
5.45% 3/3/16	250,000	$251,166
Lloyds Banking Group 144A
4.582% 12/10/25 #	400,000	404,918
Morgan Stanley
3.875% 1/27/26	310,000	314,136
3.95% 4/23/27	20,000	19,348
PNC Bank
2.30% 6/1/20	250,000	251,804
2.60% 7/21/20	250,000	253,681
6.875% 4/1/18	250,000	274,297
Santander Holdings USA
3.45% 8/27/18	45,000	46,011
Santander Issuances
5.179% 11/19/25	200,000	189,584
Santander UK Group
Holdings 144A
4.75% 9/15/25 #	400,000	397,928
Societe Generale 144A
4.75% 11/24/25 #	205,000	194,777
State Street
2.55% 8/18/20	120,000	122,515
3.10% 5/15/23	65,000	64,740
3.55% 8/18/25	135,000	141,919
SunTrust Banks
2.35% 11/1/18	75,000	75,519
SVB Financial Group
3.50% 1/29/25	120,000	118,508
Toronto-Dominion Bank
2.50% 12/14/20	150,000	151,338
UBS Group Funding
Jersey 144A
4.125% 9/24/25 #	200,000	200,737
US Bancorp
2.35% 1/29/21	65,000	65,472
3.60% 9/11/24 @	40,000	41,443
US Bank 2.80% 1/27/25	250,000	249,182
USB Capital IX 3.50%
10/29/49 @●	355,000	261,546
Wells Fargo
2.55% 12/7/20	290,000	291,358
4.30% 7/22/27	100,000	102,983
Zions Bancorporation
4.50% 6/13/23	55,000	55,531
		8,305,914
Basic Industry – 1.00%
CF Industries
5.375% 3/15/44	95,000	80,726
Dow Chemical
8.55% 5/15/19	209,000	244,722
Georgia-Pacific
144A 2.539% 11/15/19 #	15,000	15,010
8.00% 1/15/24	150,000	190,845
Gerdau Holdings 144A
7.00% 1/20/20 #	100,000	90,250
Grace (W.R.) 144A
5.125% 10/1/21 #	55,000	55,413
Methanex 4.25% 12/1/24	135,000	111,801
NOVA Chemicals 144A
5.00% 5/1/25 #	55,000	51,700
OCP 144A 4.50% 10/22/25 #	200,000	180,912
PPG Industries
2.30% 11/15/19	290,000	290,847
		1,312,226
Brokerage – 0.15%
Jefferies Group
6.45% 6/8/27	30,000	30,544
6.50% 1/20/43	15,000	13,942
Lazard Group
3.75% 2/13/25	125,000	117,719
6.85% 6/15/17	34,000	36,182
		198,387
Capital Goods – 0.48%
Cemex Finance 144A
9.375% 10/12/22 #	200,000	202,940
Crane
2.75% 12/15/18	20,000	20,194
4.45% 12/15/23	95,000	99,767
Embraer Netherlands Finance
5.05% 6/15/25	45,000	40,500
Fortune Brands Home &
Security 3.00% 6/15/20	70,000	70,721
Lockheed Martin
2.50% 11/23/20	45,000	45,408
3.55% 1/15/26	70,000	71,962
Parker-Hannifin
3.30% 11/21/24	10,000	10,334
Trinity Industries
4.55% 10/1/24 @	80,000	71,643
		633,469
Communications – 3.14%
21st Century Fox America
4.95% 10/15/45	140,000	135,470
American Tower
2.80% 6/1/20	70,000	69,414

(continues)     NQ-DPT-164 [1/16] 3/16 (16174) 7

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
American Tower
4.00% 6/1/25	85,000	$84,261
4.40% 2/15/26	25,000	25,354
American Tower Trust I 144A
3.07% 3/15/23 #	65,000	65,612
AT&T
2.80% 2/17/21	70,000	69,876
3.40% 5/15/25	215,000	206,380
3.60% 2/17/23	80,000	79,940
4.125% 2/17/26	115,000	114,924
4.50% 5/15/35	80,000	72,376
CC Holdings GS V
3.849% 4/15/23	65,000	65,434
CCO Safari II 144A
4.908% 7/23/25 #	305,000	305,761
Columbus International 144A
7.375% 3/30/21 #	200,000	201,250
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	300,007
CSC Holdings 5.25% 6/1/24	470,000	415,950
DISH DBS 5.00% 3/15/23	295,000	257,387
Frontier Communications
144A 10.50% 9/15/22 #	80,000	78,100
144A 11.00% 9/15/25 #	175,000	169,313
GTP Acquisition Partners
I 144A 2.35% 6/15/20 #	100,000	98,767
MTS International
Funding 144A
8.625% 6/22/20 #	100,000	111,113
SBA Tower Trust
144A 2.24% 4/16/18 #	45,000	44,564
144A 2.898% 10/15/19 #	60,000	60,155
SES 144A 3.60% 4/4/23 #	55,000	53,722
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	120,000	116,403
Sky 144A 3.75% 9/16/24 #	200,000	199,217
Sprint Communications 144A
7.00% 3/1/20 #	270,000	260,550
Telefonica Emisiones
6.421% 6/20/16	50,000	50,850
Time Warner 4.85% 7/15/45	155,000	140,233
Time Warner Cable
5.50% 9/1/41	35,000	30,716
Verizon Communications
4.862% 8/21/46	245,000	228,075
WPP Finance 2010
5.625% 11/15/43	30,000	30,578
		4,141,752
Consumer Cyclical – 2.05%
AutoNation
3.35% 1/15/21	25,000	25,125
4.50% 10/1/25	65,000	66,698
CDK Global 4.50% 10/15/24	80,000	80,084
CVS Health 144A
5.00% 12/1/24 #	375,000	413,997
Daimler Finance North
America 144A
3.30% 5/19/25 #	150,000	149,013
Ford Motor Credit
2.24% 6/15/18	465,000	460,243
General Motors Financial
3.45% 4/10/22	95,000	91,364
4.00% 1/15/25	95,000	88,951
4.375% 9/25/21	65,000	66,138
Harman International
Industries 4.15% 5/15/25	75,000	73,545
Hyundai Capital
America 144A
2.55% 2/6/19 #	75,000	75,168
INVISTA Finance 144A
4.25% 10/15/19 #	80,000	77,800
Lowe’s 3.375% 9/15/25	105,000	108,459
Marriott International
3.375% 10/15/20	50,000	51,723
MGM Resorts International
6.00% 3/15/23	280,000	279,825
QVC 5.45% 8/15/34	110,000	89,188
Signet UK Finance
4.70% 6/15/24	105,000	104,979
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @	235,000	234,530
4.50% 10/1/34 @	20,000	18,192
Toyota Motor Credit
2.80% 7/13/22	140,000	142,802
		2,697,824
Consumer Non-Cyclical – 1.83%
Anheuser-Busch Inbev
Finance
3.30% 2/1/23	120,000	121,906
3.65% 2/1/26	390,000	395,744
4.90% 2/1/46	65,000	67,472
AstraZeneca
3.375% 11/16/25	175,000	176,183
Becton Dickinson
6.375% 8/1/19	120,000	135,883
Campbell Soup
3.30% 3/19/25	140,000	142,181

8 NQ-DPT-164 [1/16] 3/16 (16174)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Celgene 3.25% 8/15/22	425,000	$423,711
Express Scripts Holding
2.25% 6/15/19	60,000	59,623
3.50% 6/15/24	50,000	48,067
JB y Cia 144A
3.75% 5/13/25 #	150,000	145,094
JBS USA 144A
5.75% 6/15/25 #	120,000	93,000
Perrigo Finance
3.50% 12/15/21	400,000	396,317
St. Jude Medical
2.80% 9/15/20	75,000	75,938
Zimmer Biomet Holdings
4.625% 11/30/19	120,000	129,453
		2,410,572
Electric – 6.01%
AES 5.50% 4/15/25	110,000	99,275
AES Gener 144A
5.25% 8/15/21 #	200,000	202,281
Alabama Power
4.30% 1/2/46	90,000	92,538
Ameren Illinois
3.25% 3/1/25	300,000	307,919
9.75% 11/15/18	295,000	355,610
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	55,797
Appalachian Power
4.45% 6/1/45	75,000	73,442
Berkshire Hathaway Energy
3.75% 11/15/23	345,000	356,556
Black Hills 3.95% 1/15/26 @	45,000	46,256
CenterPoint Energy
5.95% 2/1/17	5,000	5,203
Cleveland Electric Illuminating
5.50% 8/15/24	75,000	86,280
CMS Energy 6.25% 2/1/20	35,000	39,805
ComEd Financing III
6.35% 3/15/33 @	60,000	63,072
Commonwealth Edison
4.35% 11/15/45	160,000	167,171
Consumers Energy
4.10% 11/15/45	40,000	41,008
Corporate Office Properties
3.60% 5/15/23	45,000	41,882
Dominion Resources
3.90% 10/1/25	95,000	96,255
DTE Energy 144A
3.30% 6/15/22 #	115,000	118,159
Duke Energy
3.75% 4/15/24	155,000	158,123
4.80% 12/15/45	150,000	156,666
Dynegy 7.625% 11/1/24	155,000	137,175
Electricite de France 144A
5.25% 12/29/49 #●	100,000	90,000
Enel 144A
8.75% 9/24/73 #●	200,000	220,500
Enel Finance
International 144A
6.00% 10/7/39 #	100,000	113,226
Entergy 4.00% 7/15/22	45,000	47,175
Entergy Arkansas
3.50% 4/1/26	20,000	20,681
Entergy Louisiana
4.05% 9/1/23	315,000	336,496
Exelon 144A
3.95% 6/15/25 #	220,000	220,761
Great Plains Energy
4.85% 6/1/21	35,000	38,188
Indiana Michigan Power
3.20% 3/15/23	10,000	10,095
Integrys Holding 6.11%
12/1/66 @●	90,000	65,711
Interstate Power & Light
3.40% 8/15/25	85,000	87,141
IPALCO Enterprises
3.45% 7/15/20	115,000	114,137
5.00% 5/1/18	35,000	36,750
ITC Holdings 3.65% 6/15/24	75,000	75,245
Kansas City Power & Light
3.65% 8/15/25	220,000	225,288
LG&E & KU Energy
4.375% 10/1/21	165,000	176,898
Louisville Gas & Electric
3.30% 10/1/25	15,000	15,537
4.375% 10/1/45	80,000	84,417
Metropolitan Edison 144A
4.00% 4/15/25 #	110,000	112,055
MidAmerican Energy
4.25% 5/1/46	145,000	149,324
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	430,000	421,775
4.75% 4/30/43 ●	70,000	67,550
NextEra Energy Capital
Holdings 3.625% 6/15/23	440,000	445,287
NV Energy 6.25% 11/15/20	75,000	86,678

(continues)     NQ-DPT-164 [1/16] 3/16 (16174) 9

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Pennsylvania Electric
5.20% 4/1/20	140,000	$148,869
Public Service of
New Hampshire
3.50% 11/1/23	45,000	47,121
Public Service of
Oklahoma 5.15% 12/1/19	325,000	359,697
Puget Energy 6.00% 9/1/21	30,000	34,334
SCANA 4.125% 2/1/22	95,000	95,867
Southern 2.75% 6/15/20	410,000	409,949
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	285,000	290,402
WEC Energy Group
3.55% 6/15/25	110,000	112,805
Westar Energy
3.25% 12/1/25	80,000	82,689
Wisconsin Electric Power
4.30% 12/15/45	140,000	148,114
Xcel Energy 3.30% 6/1/25	230,000	231,800
		7,923,035
Energy – 0.87%
Dominion Gas Holdings
4.60% 12/15/44	160,000	150,769
Ecopetrol 5.375% 6/26/26	35,000	28,087
Enbridge Energy Partners
8.05% 10/1/37 ●	100,000	70,750
Energy Transfer Partners
9.70% 3/15/19	59,000	63,824
Enterprise Products Operating
7.034% 1/15/68 ●	30,000	30,075
Noble Energy
5.05% 11/15/44	65,000	47,062
Petroleos Mexicanos
144A 3.50% 7/23/20 #	20,000	18,585
144A 6.375% 2/4/21 #	25,000	25,344
Petronas Global Sukuk 144A
2.707% 3/18/20 #	200,000	198,924
Plains All American Pipeline
8.75% 5/1/19	100,000	110,145
Regency Energy Partners
5.875% 3/1/22	170,000	155,841
Woodside Finance
144A 3.65% 3/5/25 #	100,000	85,479
144A 8.75% 3/1/19 #	140,000	161,445
		1,146,330
Finance Companies – 0.58%
Affiliated Managers Group
3.50% 8/1/25	105,000	101,843
Aviation Capital Group
144A 2.875% 9/17/18 #	15,000	14,719
144A 4.875% 10/1/25 #	95,000	94,644
144A 6.75% 4/6/21 #	65,000	72,719
General Electric Capital
2.10% 12/11/19	130,000	131,635
5.55% 5/4/20	10,000	11,454
6.00% 8/7/19	90,000	102,754
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #	235,000	236,240
		766,008
Insurance – 0.95%
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	68,205
Five Corners Funding
Trust 144A
4.419% 11/15/23 #	100,000	103,943
Highmark
144A 4.75% 5/15/21 #@	40,000	41,541
144A 6.125% 5/15/41 #@	15,000	15,426
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	27,073
Prudential Financial
5.375% 5/15/45 ●	85,000	83,423
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	90,000	89,735
144A 4.125% 11/1/24 #	460,000	469,820
Voya Financial
5.65% 5/15/53 ●	45,000	43,875
XLIT
4.45% 3/31/25	130,000	128,588
5.50% 3/31/45	145,000	140,884
6.50% 12/29/49 ●	45,000	32,760
		1,245,273
REITs – 1.19%
Carey (W.P.) 4.60% 4/1/24	55,000	55,220
CBL & Associates
4.60% 10/15/24	115,000	106,736
5.25% 12/1/23	15,000	14,745
Corporate Office Properties
5.25% 2/15/24	55,000	56,436
Crown Castle International
3.40% 2/15/21	75,000	75,522
4.45% 2/15/26	75,000	75,611

10 NQ-DPT-164 [1/16] 3/16 (16174)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
REITs (continued)
DDR
7.875% 9/1/20	165,000	$200,071
9.625% 3/15/16	105,000	106,035
Education Realty Operating
Partnership
4.60% 12/1/24	110,000	111,037
Hospitality Properties Trust
4.50% 3/15/25	65,000	62,927
Host Hotels & Resorts
3.75% 10/15/23	135,000	132,774
Kimco Realty 3.40% 11/1/22	25,000	25,324
Omega Healthcare Investors
5.25% 1/15/26	70,000	72,906
PLA Administradora
Industrial 144A
5.25% 11/10/22 #	200,000	184,500
Regency Centers
5.875% 6/15/17	69,000	72,801
Simon Property Group
2.50% 7/15/21	45,000	45,283
3.30% 1/15/26	60,000	60,066
UDR 4.00% 10/1/25	40,000	41,409
Ventas Realty
4.125% 1/15/26	65,000	65,915
		1,565,318
Services – 0.23%
United Rentals North America
5.75% 11/15/24	325,000	301,438
		301,438
Technology – 0.33%
Microsoft
4.20% 11/3/35	50,000	50,784
4.45% 11/3/45	40,000	41,085
Oracle
3.25% 5/15/30	115,000	109,736
4.30% 7/8/34	30,000	29,695
Tencent Holdings 144A
3.375% 5/2/19 #	200,000	204,704
		436,004
Transportation – 0.56%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	65,000	62,644
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	32,964	32,923
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	97,978	94,936
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	35,000	35,219
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	65,000	65,244
CSX 3.35% 11/1/25	40,000	39,409
FedEx 4.75% 11/15/45	50,000	49,478
Penske Truck Leasing 144A
3.30% 4/1/21 #	65,000	64,519
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	29,108	29,800
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	70,000	70,875
United Parcel Service
5.125% 4/1/19	175,000	194,069
		739,116
Utilities – 0.13%
American Water Capital
3.40% 3/1/25	30,000	31,069
4.30% 9/1/45	120,000	123,327
CMS Energy 3.60% 11/15/25	20,000	20,309
		174,705
Total Corporate Bonds (cost $34,255,544)		33,997,371

Non-Agency Asset-Backed Securities – 7.66%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	67,862	70,939
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	325,000	325,777
Series 2014-4 A2
1.43% 6/17/19	185,000	184,847
American Express Credit
Account Master Trust
Series 2014-1 A
0.796% 12/15/21 ●	300,000	299,201
Series 2014-3 A
1.49% 4/15/20	100,000	100,592

(continues)     NQ-DPT-164 [1/16] 3/16 (16174) 11

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.666% 5/15/20 ●	360,000	$359,751
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	100,000	99,671
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	101,087
Series 2013-1A A 144A
1.92% 9/20/19 #	100,000	100,200
Bank of America Credit Card
Trust
Series 2014-A3 A
0.716% 1/15/20 ●	135,000	135,048
Series 2015-A1 A
0.756% 6/15/20 ●	360,000	360,003
Cabela’s Credit Card Master
Note Trust
Series 2012-2A A1 144A
1.45% 6/15/20 #	115,000	115,155
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	22,677	22,678
Capital One Multi-Asset
Execution Trust
Series 2007-A1 A1
0.476% 11/15/19 ●	100,000	99,820
Series 2007-A2 A2
0.506% 12/16/19 ●	100,000	99,798
Series 2007-A5 A5
0.466% 7/15/20 ●	155,000	154,318
Series 2014-A4 A
0.786% 6/15/22 ●	80,000	79,300
Chase Issuance Trust
Series 2013-A6 A6
0.846% 7/15/20 ●	200,000	199,974
Series 2014-A5 A5
0.796% 4/15/21 ●	115,000	114,667
Chesapeake Funding
Series 2012-2A A 144A
0.872% 5/7/24 #●	30,840	30,829
CIT Equipment Collateral
Series 2014-VT1 A2 144A
0.86% 5/22/17 #	65,237	65,198
Citibank Credit Card Issuance
Trust
Series 2013-A4 A4
0.847% 7/24/20 ●	350,000	349,794
Series 2014-A6 A6
2.15% 7/15/21	200,000	203,931
Series 2014-A9 A9
0.677% 11/23/18 ●	280,000	280,000
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36 ϕ	300,000	297,552
Dell Equipment Finance Trust
Series 2014-1 A3 144A
0.94% 6/22/20 #	100,000	99,953
Discover Card Execution Note
Trust
Series 2013-A1 A1
0.726% 8/17/20 ●	200,000	199,507
Series 2014-A1 A1
0.856% 7/15/21 ●	200,000	199,293
Series 2015-A1 A1
0.776% 8/17/20 ●	450,000	449,670
Series 2015-A2 A
1.90% 10/17/22	100,000	100,576
Series 2015-A3 A
1.45% 3/15/21	115,000	115,117
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	98,263	97,630
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	80,000	79,931
Ford Credit Auto Owner Trust
Series 2014-2 A 144A
2.31% 4/15/26 #	155,000	157,086
GE Dealer Floorplan Master
Note Trust
Series 2014-2 A
0.876% 10/20/19 ●	825,000	823,572
Golden Credit Card Trust
Series 2014-2A A 144A
0.876% 3/15/21 #●	450,000	446,917
GreatAmerica Leasing
Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	77,418	77,221
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	48,750	43,203

12 NQ-DPT-164 [1/16] 3/16 (16174)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Honda Auto Receivables
Owner Trust
Series 2015-3 A3
1.27% 4/18/19	100,000	$100,199
Hyundai Auto Lease
Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	100,000	99,892
Hyundai Auto Receivables
Trust
Series 2015-C A2B
0.796% 11/15/18 ●	145,000	144,957
Mid-State Trust XI
Series 11 A1
4.864% 7/15/38	10,538	11,199
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	100,000	99,238
NextGear Floorplan Master
Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	115,000	114,488
Nissan Auto Lease Trust
Series 2014-A A4
1.04% 10/15/19	145,000	145,000
Series 2015-B A2B
0.956% 12/15/17 ●	90,000	90,066
Nissan Auto Receivables
Owner Trust
Series 2015-C A2B
0.776% 11/15/18 ●	90,000	90,072
Penarth Master Issuer
Series 2015-1A A1 144A
0.826% 3/18/19 #●	150,000	149,630
Series 2015-2A A1 144A
0.826% 5/18/19 #●	200,000	199,516
PFS Financing
Series 2015-AA A 144A
1.046% 4/15/20 #●	100,000	98,352
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	100,000	99,354
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #	100,000	99,511
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	99,996
Synchrony Credit Card Master
Note Trust
Series 2015-2 A
1.60% 4/15/21	140,000	140,147
Trade MAPS 1
Series 2013-1A A 144A
1.124% 12/10/18 #●	250,000	248,562
Series 2013-1A B 144A
1.674% 12/10/18 #●	250,000	246,736
Volkswagen Auto Lease Trust
Series 2015-A A3
1.25% 12/20/17	85,000	84,436
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	270,000	267,795
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	45,343	45,252
Series 2014-1A B 144A
1.66% 11/16/20 #	100,000	99,991
Wheels
Series 2014-1A A2 144A
0.84% 3/20/23 #	106,482	106,013
World Financial Network
Credit Card Master Trust
Series 2015-A A
0.906% 2/15/22 ●	75,000	74,772
Total Non-Agency Asset-Backed Securities
(cost $10,093,323)		10,094,980

Non-Agency Collateralized Mortgage Obligations – 1.20%
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.429% 6/25/29 #●	88,400	90,328
Series 2014-2 B2 144A
3.429% 6/25/29 #●	88,400	88,948
Series 2014-IVR6
2A4 144A
2.50% 7/25/44 #●	100,000	100,661
Series 2015-4 B1 144A
3.636% 6/25/45 #●	98,924	96,238
Series 2015-4 B2 144A
3.636% 6/25/45 #●	98,924	94,213
JPMorgan Trust
Series 2015-1 B1 144A
2.664% 12/25/44 #●	198,506	195,906
Series 2015-5 B2 144A
2.90% 5/25/45 #●	99,342	92,531

(continues)     NQ-DPT-164 [1/16] 3/16 (16174) 13

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-6 B1 144A
3.655% 10/25/45 #●	99,365	$101,400
Series 2015-6 B2 144A
3.655% 10/25/45 #●	99,365	99,419
New Residential Mortgage
Loan Trust
Series 2015-2A A1
3.75% 8/25/55 ●	106,040	109,229
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.676% 9/25/43 #●	94,812	94,308
Series 2014-2 A4 144A
3.50% 7/25/44 #●	68,492	69,880
Series 2015-1 B2 144A
3.894% 1/25/45 #●	44,003	45,168
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	100,444	100,098
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	102,135	101,597
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.911% 3/20/45 #●	98,376	101,048
Total Non-Agency Collateralized Mortgage
Obligations (cost $1,565,066)		1,580,972

Senior Secured Loans – 3.26%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20	115,863	116,016
Aramark Tranche E
3.25% 9/7/19	64,339	64,245
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 11/13/22	130,000	128,104
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20 @	77,000	64,873
Calpine Construction Finance
Tranche B 1st Lien
3.00% 5/3/20	146,250	137,719
DaVita Healthcare Partners
Tranche B 1st Lien
3.50% 6/24/21	379,225	379,035
Emdeon 1st Lien
3.75% 11/2/18	104,874	103,354
FCA Tranche B
1st Lien 3.50% 5/24/17	190,238	189,472
First Data Tranche B 1st Lien
4.427% 3/24/21	84,068	83,845
HCA Tranche B4 1st Lien
3.357% 5/1/18	488,750	488,886
HCA Tranche B5 1st Lien
3.178% 3/31/17	123,165	123,182
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20	251,462	251,336
Houghton International
1st Lien 4.25% 12/20/19	189,150	186,786
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	28,880	28,567
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	343,958	330,164
Kinetic Concepts Tranche E1
1st Lien 4.50% 5/4/18	197,481	192,626
Landry’s Tranche B 1st Lien
4.00% 4/24/18	153,689	153,305
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20	250,000	249,844
Numericable US 1st Lien
4.50% 5/21/20	151,276	148,581
Numericable US Tranche B2
1st Lien 4.50% 5/21/20	130,874	126,145
Sensus USA 4.50% 5/9/17	197,416	190,507
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19	200,637	198,129
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20	160,302	156,812
USI Insurance Services Tranche
B 1st Lien
4.25% 12/27/19	48,508	47,599
Valeant Pharmaceuticals
International Tranche BE
1st Lien 3.75% 8/5/20	159,961	153,763
Total Senior Secured Loans
(cost $4,360,373)		4,292,895

Sovereign Bonds – 0.29%Δ
Indonesia – 0.16%
Indonesia Government
International Bond
144A 4.875% 5/5/21 #	200,000	210,435
		210,435

14 NQ-DPT-164 [1/16] 3/16 (16174)

(Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Sovereign BondsΔ (continued)
Peru – 0.04%
Peruvian Government
International Bond 4.125%
8/25/27		47,000	$46,648
			46,648
United Kingdom – 0.05%
United Kingdom Gilt 3.25%
1/22/44	GBP	42,900	72,316
			72,316
Uruguay – 0.04%
Uruguay Government
International Bond 4.375%
10/27/27		57,000	56,003
			56,003
Total Sovereign Bonds (cost $387,635)			385,402

Supranational Banks – 0.07%
European Bank for
Reconstruction &
Development 7.375%
4/15/19	IDR	360,000,000	24,761
Inter-American Development
Bank 6.00% 9/5/17	INR	3,900,000	56,936
International Finance
3.625% 5/20/20	NZD	20,000	13,122
Total Supranational Banks (cost $106,892)			94,819

U.S. Treasury Obligations – 13.75%
U.S. Treasury Bond
3.00% 11/15/45 ∞		4,345,000	4,560,212
U.S. Treasury Notes
1.375% 1/31/21		20,000	20,040
1.75% 12/31/20		9,450,000	9,636,789
2.125% 12/31/22		1,030,000	1,061,303
2.25% 11/15/25		2,755,000	2,833,776
Total U.S. Treasury Obligations
(cost $17,665,191)			18,112,120

		Number of
		shares
Convertible Preferred Stock – 0.01%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		1	1,097
Dominion Resources 6.125%
exercise price $64.83,
expiration date 4/1/16		60	3,358
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16 @		120	1,177
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49		7	8,204
Total Convertible Preferred Stock
(cost $20,901)			13,836

Preferred Stock – 0.25%
Bank of America 6.10% ●		70,000	71,257
General Electric 5.00% ●		123,000	126,536
Integrys Energy Group
6.00% @●		1,950	50,883
PNC Preferred Funding Trust II
1.735% #●		100,000	87,250
Total Preferred Stock (cost $337,976)			335,926

	Principal
	amount°
Short-Term Investments – 19.79%
Repurchase Agreements – 19.79%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price
$7,165,746 (collateralized
by U.S. government
obligations 3.125%
11/15/41; market value
$7,308,906)		7,165,591	7,165,591
Bank of Montreal
0.30%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price
$7,165,770 (collateralized
by U.S. government
obligations 0.75%–8.75%
6/30/17–11/15/43; market
value $7,308,906)		7,165,591	7,165,591

(continues)     NQ-DPT-164 [1/16] 3/16 (16174) 15

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.31%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price
$11,740,121
(collateralized by
U.S. government
obligations
0.00%–6.875%
5/15/16–11/15/43; market
value $11,974,614)	11,739,818	$11,739,818

Total Short-Term Investments
(cost $26,071,000)		26,071,000
Total Value of
Securities – 114.12%
(cost $149,748,064)		150,372,299

Liabilities Net of Receivables and Other
Assets – (14.12%)★		(18,605,911)
Net Assets Applicable to 13,083,060
Shares Outstanding – 100.00%		$131,766,388
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $20,671,656, which represents 15.69% of the Fund’s net assets.

@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $994,030, which represents 0.75% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount,$142,558 represents cash collateral for swap contracts and $95,000 represents securities pledged as collateral for futures contracts.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security.The rate shown is the rate as of Jan. 31, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2016.

ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2016.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	125,546	USD	(136,140)	3/4/16	$(22)
						$(22)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(1)	E-mini S&P 500 Index	$(102,037)	$(96,505)	3/19/16	$5,532
8	Euro-Bund	1,385,089	1,415,656	3/9/16	30,568
(45)	U.S. Treasury 10 yr Notes	(5,668,332)	(5,831,016)	3/22/16	(162,684)
9	U.S. Treasury Long Bonds	1,386,238	1,449,281	3/22/16	63,043
		$(2,999,042)			$(63,541)

16 NQ-DPT-164 [1/16] 3/16 (16174)

(Unaudited)

Swap Contracts

CDS Contracts1

						Upfront
						Payments	Unrealized
		Notional		Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]		Payments	Date	(Received)	(Depreciation)[3]
	Protection Purchased:
ICE	JPMC - CDX.NA.HY.25[4]		2,690,000	5.00%	12/20/20	$(2,159,410)	$2,917
	MSC - iTraxx Europe Crossover
ICE	Series 24 Version 1	EUR	360,000	5.00%	12/20/20	14,076	10,862
JPMC	CDX.EM.24[5]		623,280	1.00%	12/20/20	3,760,522	9,658
							$23,437

Interest Rate Swap Contracts6

		Fixed	Variable
		Interest	Interest
		Rate	Rate		Unrealized
Counterparty &		Received	Received	Termination	Appreciation
Swap Referenced Obligation	Notional Value[2]	(Paid)	(Paid)	Date	(Depreciation)[3]
CME - BOA-10 yr IRS	1,030,000	2.05%	0.615%	1/12/26	20,988
CME - BOA-30 yr IRS	590,000	2.52%	0.615%	1/12/46	26,638
CME - BOA-30 yr IRS	470,000	2.50%	0.615%	1/12/46	19,066
CME - BOA-30 yr IRS	640,000	2.48%	0.615%	1/14/46	23,209
					$89,901

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(8,868).

4Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

6An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues)     NQ-DPT-164 [1/16] 3/16 (16174) 17

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BOA – Bank of America
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Emerging Markets Index
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMBB – JPMorgan Barclays Bank
JPY – Japanese Yen
MASTR – Mortgage Asset Securitization Transactions, Inc.
NGN – Nigerian Naira
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
ZAR – South African Rand

18 NQ-DPT-164 [1/16] 3/16 (16174)

Notes

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-DPT-164 [1/16] 3/16 (16174) 19

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$64,964,209	$248,211	$65,212,420
Corporate Debt	—	35,853,881	—	35,853,881
Foreign Debt	—	480,221	—	480,221
Senior Secured Loans	—	4,292,895	—	4,292,895
Convertible Preferred Stock[1]	12,739	1,097	—	13,836
Preferred Stock[1]	50,883	285,043	—	335,926
U.S. Treasury Obligations	—	18,112,120	—	18,112,120
Short-Term Investments	—	26,071,000	—	26,071,000
Total Value of Securities	$63,622	$150,060,466	$248,211	$150,372,299
Foreign Currency Exchange
Contracts	$—	$(22)	$—	$(22)
Futures Contracts	(63,541)	—	—	(63,541)
Swap Contracts	—	113,338	—	113,338

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	—	99.62%	0.38%	100.00%
Convertible Preferred Stock	92.07%	7.93%	—	100.00%
Preferred Stock	15.15%	84.85%	—	100.00%

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

20 NQ-DPT-164 [1/16] 3/16 (16174)

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio
January 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.63%Δ
Brazil – 4.16%
Ambev ADR	290,500	$1,356,635
CCR	753,900	2,408,831
Cielo	126,369	1,070,083
CPFL Energia †	215,766	874,435
EcoRodovias Infraestrutura e
Logistica	268,700	268,042
Vale ADR	47,400	116,130
		6,094,156
Chile – 1.71%
Banco Santander Chile ADR	43,770	756,783
Cia Cervecerias Unidas	124,382	1,347,977
Enersis ADR	33,600	396,144
		2,500,904
China – 18.70%■
Beijing Enterprises Holdings	350,999	1,752,505
Belle International Holdings	2,579,515	1,737,982
China BlueChemical Class H	3,071,000	645,422
China Mobile	413,000	4,536,467
China Resources Power
Holdings	1,804,038	3,068,770
Golden Eagle Retail Group	1,251,000	1,376,271
Hengan International Group	351,500	3,148,711
Huabao International
Holdings	3,452,000	1,286,932
Jiangsu Expressway Class H	1,898,000	2,283,722
Mindray Medical International
ADR	100,679	2,718,333
Sands China	545,600	1,905,642
Want Want China Holdings	2,677,000	1,758,640
WH Group 144A #†	2,030,500	1,162,701
		27,382,098
Colombia – 0.28%
Bancolombia ADR	13,900	410,050
		410,050
India – 10.57%
Axis Bank	290,355	1,761,382
Bajaj Auto	96,669	3,351,874
Cairn India	910,993	1,656,096
Housing Development
Finance	171,318	2,998,965
Indiabulls Housing Finance	115,310	1,209,541
Infosys	122,511	2,106,025
Infosys ADR	61,500	1,101,465
Larsen & Toubro	79,068	1,293,046
		15,478,394
Indonesia – 3.78%
Bank Mandiri Persero	2,841,700	2,006,815
Bank Rakyat Indonesia
Persero	3,103,500	2,559,542
Perusahaan Gas Negara
Persero	5,428,400	959,464
		5,525,821
Kazakhstan – 0.38%
KazMunaiGas Exploration
Production GDR	84,480	561,792
		561,792
Malaysia – 6.86%
AMMB Holdings	1,805,400	1,901,213
Genting Malaysia	1,666,000	1,798,208
Malayan Banking	1,288,231	2,668,104
Tenaga Nasional	1,118,200	3,668,439
		10,035,964
Mexico – 6.25%
Arca Continental	146,200	878,276
Fibra Uno Administracion	1,896,400	3,799,544
Gentera	657,800	1,180,125
Grupo Aeroportuario del
Pacifico ADR	8,300	697,532
Grupo Financiero Santander
Mexico Class B ADR	216,114	1,657,594
Kimberly-Clark de Mexico
Class A	391,800	935,123
		9,148,194
Peru – 1.46%
Credicorp	21,050	2,133,628
		2,133,628
Philippines – 2.18%
Philippine Long Distance
Telephone ADR	68,100	3,195,252
		3,195,252
Qatar – 2.71%
Qatar Electricity & Water	45,606	2,325,458
Qatar National Bank =	36,369	1,637,357
		3,962,815

(continues)      NQ-DPT-151 [1/16] 3/16 (16166) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Republic of Korea – 8.58%
Hyundai Mobis †	20,718	$4,501,008
Kangwon Land †	24,046	830,563
Samsung Electronics	4,108	3,974,296
SK Telecom	18,564	3,256,339
		12,562,206
Romania – 0.40%
Societatea Nationala de Gaze
Naturale GDR	103,546	585,035
		585,035
Russia – 1.41%
Gazprom ADR	571,648	2,065,283
		2,065,283
South Africa – 3.18%
Bidvest Group	57,327	1,323,859
Growthpoint Properties	803,038	1,158,008
MTN Group	121,741	1,075,814
Redefine Properties	1,837,406	1,103,223
		4,660,904
Taiwan – 14.81%
Asustek Computer	256,000	2,075,402
CTBC Financial Holding	2,944,339	1,382,933
MediaTek	348,000	2,263,380
Mega Financial Holding	3,048,245	1,943,494
Novatek Microelectronics	465,000	1,949,459
Quanta Computer	825,000	1,315,003
Taiwan Mobile	1,164,000	3,502,233
Taiwan Semiconductor
Manufacturing	1,264,588	5,445,227
Teco Electric and Machinery	2,307,000	1,811,056
		21,688,187
Thailand – 1.85%
PTT Foreign	107,200	708,017
Thai Union Group Class F	3,894,000	2,005,166
		2,713,183
Turkey – 1.77%
Tupras Turkiye Petrol
Rafinerileri †	29,103	739,790
Turk Telekomunikasyon	1,010,337	1,850,765
		2,590,555
United Arab Emirates – 1.29%
First Gulf Bank	690,327	1,891,298
		1,891,298
United Kingdom – 3.50%
SABMiller	15,889	941,840
Unilever	95,256	4,187,910
		5,129,750
United States – 1.80%
Yum! Brands	36,307	2,627,538
		2,627,538
Total Common Stock
(cost $185,744,794)		142,943,007

Preferred Stock – 1.09%Δ
Brazil – 0.48%
Vale ADR 14.59%	380,200	703,370
		703,370
Republic of Korea – 0.61%
Hyundai Motor 3.92%	10,512	892,568
		892,568
Total Preferred Stock
(cost $5,382,487)		1,595,938

Rights – 0.00%Δ
Mexico – 0.00%
Arca Continental exercise
price $6.20, expiration
date 2/18/16	146,200	0
Total Rights (cost $0)		0

	Principal
	amount°
Short-Term Investments – 0.99%
Discount Notes – 0.60%≠
Federal Home Loan Bank
0.14% 2/18/16	28,546	28,542
0.155% 2/3/16	113,537	113,535
0.18% 2/26/16	54,711	54,701
0.18% 3/7/16	90,037	90,012
0.295% 2/24/16	68,086	68,076
0.30% 3/1/16	68,086	68,071
0.31% 3/9/16	129,252	129,214
0.37% 4/15/16	100,291	100,218
0.375% 4/21/16	66,983	66,931
0.375% 4/22/16	62,844	62,794
0.53% 8/15/16	102,130	101,868
		883,962

2 NQ-DPT-151 [1/16] 3/16 (16166)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.39%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $154,469
(collateralized by
U.S. government
obligations 3.125%
11/15/41; market value
$157,555)	154,465	$154,465
Bank of Montreal
0.30%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $154,469
(collateralized by
U.S. government
obligations 0.75%–8.75%
6/30/17–11/15/43; market
value $157,555)	154,465	154,465
BNP Paribas
0.31%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $253,076
(collateralized by
U.S. government
obligations
0.00%–6.875%
5/15/16–11/15/43; market
value $258,131)	253,070	253,070
		562,000

Total Short-Term Investments
(cost $1,445,927)		1,445,962

Total Value of
Securities – 99.71%
(cost $192,573,208)		145,984,907
Receivables and Other Assets Net of
Liabilities – 0.29%		425,583
Net Assets Applicable to 22,062,015
Shares Outstanding – 100.00%		$146,410,490
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $1,162,701, which represents 0.79% of the Portfolio’s net assets.

=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2016, the aggregate value of fair valued securities was $1,637,357, which represents 1.12% of the Portfolio’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
■	Securities listed and traded on the Hong Kong Stock Exchange.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

NQ-DPT-151 [1/16] 3/16 (16166) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-151 [1/16] 3/16 (16166)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Brazil	$6,094,156	$—	$6,094,156
Chile	2,500,904	—	2,500,904
China	4,094,604	23,287,494	27,382,098
Colombia	410,050	—	410,050
India	1,101,465	14,376,929	15,478,394
Indonesia	—	5,525,821	5,525,821
Kazakhstan	561,792	—	561,792
Malaysia	—	10,035,964	10,035,964
Mexico	9,148,194	—	9,148,194
Peru	2,133,628	—	2,133,628
Philippines	3,195,252	—	3,195,252
Qatar	—	3,962,815	3,962,815
Republic of Korea	—	12,562,206	12,562,206
Romania	585,035	—	585,035
Russia	—	2,065,283	2,065,283
South Africa	—	4,660,904	4,660,904
Taiwan	—	21,688,187	21,688,187
Thailand	2,713,183	—	2,713,183
Turkey	—	2,590,555	2,590,555
United Arab Emirates	—	1,891,298	1,891,298
United Kingdom	—	5,129,750	5,129,750
United States	2,627,538	—	2,627,538
Preferred Stock[1]	703,370	892,568	1,595,938
Rights	—	—	—
Short-Term Investments	—	1,445,962	1,445,962
Total Value of Securities	$35,869,171	$110,115,736	$145,984,907

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Portfolio:

	Level 1	Level 2	Total
Preferred Stock	44.07%	55.93%	100.00%

As a result of utilizing international fair value pricing at Jan. 31, 2016, the majority of the Portfolio’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-DPT-151 [1/16] 3/16 (16166) 5

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-151 [1/16] 3/16 (16166)

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II
January 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.23%Δ
Argentina – 0.88%
Cresud ADR †	8,192	$89,375
IRSA Inversiones y
Representaciones ADR †	4,000	44,720
YPF ADR	8,000	134,720
		268,815
Bahrain – 0.03%
Aluminum Bahrain
GDR 144A #@	1,800	8,304
		8,304
Brazil – 12.02%
B2W Cia Digital †	94,335	312,736
Banco Bradesco ADR	8,847	40,431
Banco Santander Brasil ADR	48,000	153,600
Braskem ADR	12,800	153,472
BRF ADR	16,900	204,997
Centrais Eletricas Brasileiras
ADR †	21,300	30,246
Cia Brasileira de Distribuicao
ADR	26,500	253,075
Cia Hering	51,400	166,287
Cyrela Brazil Realty	15,780	28,208
Fibria Celulose ADR	40,300	445,315
Gerdau	11,700	7,605
Gerdau ADR	13,000	11,830
Gol Linhas Aereas Inteligentes
ADR	45,200	24,860
Hypermarcas †	78,500	438,641
Itau Unibanco Holding ADR	66,550	418,599
Petroleo Brasileiro ADR †	53,200	184,604
Rumo Logistica Operadora
Multimodal †	10,486	4,955
Santos Brasil Participacoes	5,900	17,583
Telefonica Brasil ADR	32,155	280,392
Tim Participacoes ADR	53,200	420,812
Vale ADR	21,600	52,920
		3,651,168
Chile – 0.77%
Latam Airlines Group ADR †	3,603	18,447
Sociedad Quimica y Minera de
Chile ADR	13,300	215,859
		234,306
China/Hong Kong – 21.63%
Alibaba Group Holding ADR †	4,000	268,120
Baidu ADR †	10,150	1,657,191
China Mengniu Dairy	134,000	186,943
China Mobile	50,000	549,209
China Mobile ADR	7,200	392,616
China Petroleum & Chemical	94,000	53,104
China Petroleum & Chemical
ADR	3,770	212,289
China Unicom Hong Kong
ADR	17,100	189,639
CNOOC ADR	1,600	162,512
PetroChina ADR	1,700	103,904
PetroChina Class H	280,000	173,457
Qunar Cayman Islands ADR †	2,900	127,832
SINA †	9,700	445,715
Sohu.com †	16,000	806,240
Tencent Holdings	32,800	616,204
Tianjin Development
Holdings	190,000	91,153
Tingyi Cayman Islands
Holding	114,000	130,246
Tsingtao Brewery	24,000	85,698
Uni-President China Holdings	492,000	319,237
		6,571,309
Colombia – 0.61%
Bolsa de Valores de Colombia	10,000	51
Cemex Latam Holdings †	61,058	184,150
		184,201
India – 10.23%
Cairn India	74,000	134,525
ICICI Bank ADR	42,600	283,290
Reliance Communications †	90,082	83,261
Reliance Industries	30,356	465,599
Reliance Industries
GDR 144A #@	55,000	1,666,500
Steel Authority of India	49,589	31,464
Tata Chemicals	62,463	327,219
UltraTech Cement	2,784	117,088
		3,108,946
Indonesia – 0.87%
Global Mediacom	2,369,600	138,631
Tambang Batubara Bukit
Asam Persero	118,500	38,702
United Tractors	67,106	85,766
		263,099

(continues)      NQ-DPT-596 [1/16] 3/16 (16165) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Malaysia – 0.28%
UEM Sunrise	356,100	$85,032
		85,032
Mexico – 6.39%
America Movil Class L ADR	11,000	155,540
Cemex ADR †	70,311	318,509
Fomento Economico
Mexicano ADR	2,500	237,050
Grupo Financiero Banorte
Class O	24,300	126,606
Grupo Financiero Santander
Mexico Class B ADR	19,400	148,798
Grupo Televisa ADR	30,000	794,400
Telesites †	11,000	6,671
Wal-Mart de Mexico Class V	61,629	154,703
		1,942,277
Netherlands – 0.48%
Yandex Class A †	10,800	144,936
		144,936
Peru – 0.15%
Cia de Minas Buenaventura
ADR †	11,500	46,000
		46,000
Poland – 0.73%
Jastrzebska Spolka
Weglowa †	2,926	6,330
Polski Koncern Naftowy
ORLEN	8,460	129,744
Powszechna Kasa
Oszczednosci Bank Polski †	13,921	84,309
		220,383
Republic of Korea – 23.31%
Hitejinro Holdings †	20,000	266,745
KB Financial Group ADR †	28,000	704,480
KCC	1,455	535,582
KT&G	5,530	477,400
LG Electronics	5,107	248,997
LG Uplus	28,207	228,765
Lotte Chilsung Beverage †	369	671,930
Lotte Confectionery †	257	518,330
Samsung Electronics	2,017	1,951,352
Samsung Life Insurance	4,270	393,296
SK Telecom ADR	55,000	1,084,050
		7,080,927
Russia – 4.18%
Etalon Group
GDR 144A #@=	4,800	7,824
Gazprom ADR	50,000	180,643
Lukoil (London International
Exchange) ADR	3,600	122,476
Lukoil ADR	3,400	115,328
MegaFon GDR	14,100	169,228
Mobile TeleSystems ADR	19,400	135,800
Moscow Exchange =	70,000	89,011
Rosneft GDR	52,800	189,725
Sberbank of Russia =	141,095	180,367
VTB Bank	16,155,925	15,810
VTB Bank GDR	33,800	63,720
		1,269,932
South Africa – 1.08%
Anglo American Platinum †	1,687	24,790
Impala Platinum Holdings †	4,413	9,219
Sasol ADR	5,200	135,200
Vodacom Group	17,262	158,377
		327,586
Taiwan – 7.31%
Hon Hai Precision Industry	218,824	514,587
MediaTek	68,000	442,270
Mitac Holdings	472,000	320,078
Taiwan Semiconductor
Manufacturing	95,000	409,063
Taiwan Semiconductor
Manufacturing ADR	12,800	286,080
United Microelectronics	634,000	247,051
		2,219,129
Thailand – 1.19%
Bangkok Bank	37,099	159,409
PTT Exploration & Production
- Foreign Share	14,571	23,243
PTT Foreign	27,160	179,382
		362,034
Turkey – 2.19%
Akbank	130,111	317,960
Anadolu Efes Biracilik Ve Malt
Sanayii	19,910	123,455
Turkcell Iletisim Hizmetleri
ADR	20,600	182,516
Turkiye Sise ve Cam
Fabrikalari	41,358	41,963
		665,894

2 NQ-DPT-596 [1/16] 3/16 (16165)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
United Kingdom – 0.06%
Anglo American ADR †	8,400	$16,716
		16,716
United States – 2.84%
Archer-Daniels-Midland	8,200	289,870
Yahoo †	19,400	572,494
		862,364
Total Common Stock
(cost $39,456,102)		29,533,358

Exchange-Traded Fund – 0.61%Δ
United States – 0.61%
iShares MSCI Turkey	5,000	185,950
Total Exchange-Traded Fund
(cost $184,363)		185,950

Preferred Stock – 1.51%Δ
Republic of Korea – 1.51%
LG Electronics 1.42%	17,861	460,120
Total Preferred Stock
(cost $307,186)		460,120

Rights – 0.00%Δ
Brazil – 0.00%
Rumo Logistica Operadora
Multimodal exercise price
BRL 6.05, expiration date
2/1/16 0.00%	3,767	0
Total Rights (cost $0)		0

	Principal
	amount°
Short-Term Investments – 0.44%
Repurchase Agreements – 0.44%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $36,831
(collateralized by
U.S. government
obligations 3.125%
11/15/41; market value
$37,566)	36,830	36,830
Bank of Montreal
0.30%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $36,831
(collateralized by
U.S. government
obligations 0.75%–8.75%
6/30/17–11/15/43; market
value $37,566)	36,830	36,830
BNP Paribas
0.31%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $60,342
(collateralized by
U.S. government
obligations
0.00%–6.875%
5/15/16–11/15/43; market
value $61,547)	60,340	60,340

Total Short-Term Investments
(cost $134,000)		134,000

Total Value of
Securities – 99.79%
(cost $40,081,651)		30,313,428

Receivables and Other Assets Net of
Liabilities – 0.21%		62,479
Net Assets Applicable to 4,833,472 Shares
Outstanding – 100.00%		$30,375,907
______________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $1,682,628, which represents 5.54% of the Portfolio’s net assets.

@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $1,682,628,which represents 5.54% of the Portfolio’s net assets.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2016, the aggregate value of fair valued securities was $277,202, which represents 0.91% of the Portfolio’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

NQ-DPT-596 [1/16] 3/16 (16165) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio II
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-596 [1/16] 3/16 (16165)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Argentina	$268,815	$—	$268,815
Bahrain	—	8,304	8,304
Brazil	3,651,168	—	3,651,168
Chile	234,306	—	234,306
China/Hong Kong	4,366,058	2,205,251	6,571,309
Colombia	184,201	—	184,201
India	1,949,790	1,159,156	3,108,946
Indonesia	—	263,099	263,099
Malaysia	—	85,032	85,032
Mexico	1,942,277	—	1,942,277
Netherlands	144,936	—	144,936
Peru	46,000	—	46,000
Poland	—	220,383	220,383
Republic of Korea	2,784,260	4,296,667	7,080,927
Russia	504,573	765,359	1,269,932
South Africa	135,200	192,386	327,586
Taiwan	286,080	1,933,049	2,219,129
Thailand	202,625	159,409	362,034
Turkey	182,516	483,378	665,894
United Kingdom	16,716	—	16,716
United States	862,364	—	862,364
Exchanged-Traded Fund	185,950	—	185,950
Preferred Stock	—	460,120	460,120
Rights	—	—	—
Short-Term Investments	—	134,000	134,000
Total Value of Securities	$17,947,835	$12,365,593	$30,313,428

As a result of utilizing international fair value pricing at Jan. 31, 2016, a portion of the Portfolio’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-596 [1/16] 3/16 (16165) 5

Schedule of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
January 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.24%
Consumer Discretionary – 24.51%
DineEquity	26,916	$2,285,707
Dunkin’ Brands Group	50,459	1,986,066
Liberty TripAdvisor Holdings
Class A †	39,480	881,588
Outfront Media	84,198	1,831,307
Pandora Media †	73,331	712,777
Quotient Technology †	62,003	376,358
Sally Beauty Holdings †	108,620	2,993,567
Shutterstock †	29,746	859,362
		11,926,732
Energy – 3.33%
Core Laboratories
(Netherlands)	16,491	1,622,714
		1,622,714
Financial Services – 12.13%
Affiliated Managers Group †	8,716	1,169,600
Heartland Payment Systems	14,633	1,347,407
LendingClub †	90,407	667,204
MSCI Class A	34,468	2,372,777
WisdomTree Investments	28,691	344,292
		5,901,280
Healthcare – 11.18%
ABIOMED †	24,376	2,080,004
athenahealth †	8,070	1,144,326
Bio-Techne	26,839	2,219,317
		5,443,647
Information Technology – 19.62%
Arista Networks †	12,701	762,441
Blackbaud	43,506	2,674,749
Ellie Mae †	11,342	792,012
Logitech International
Class R	116,308	1,845,479
NIC	68,811	1,361,770
VeriFone Systems †	76,756	1,795,323
Yelp †	15,102	316,387
		9,548,161
Office REITs – 5.14%
Equity Commonwealth †	93,075	2,502,787
		2,502,787
Producer Durables – 14.21%
Expeditors International of
Washington	43,858	1,978,873
Graco	36,359	2,642,572
Zebra Technologies †	37,967	2,293,207
		6,914,652
Utilities – 5.12%
j2 Global	34,388	2,493,474
		2,493,474

Total Common Stock (cost $39,237,213)		46,353,447

	Principal
	amount°
Short-Term Investments – 4.67%
Discount Notes – 3.85%≠
Federal Home Loan Bank
0.153% 2/3/16	30,487	30,486
0.18% 2/26/16	280,344	280,295
0.18% 3/7/16	24,177	24,170
0.19% 3/22/16	29,373	29,362
0.25% 2/9/16	267,592	267,577
0.289% 2/18/16	437,349	437,297
0.295% 2/24/16	50,925	50,917
0.295% 3/2/16	34,771	34,762
0.30% 3/1/16	50,925	50,913
0.31% 3/9/16	106,486	106,455
0.31% 3/14/16	301,378	301,277
0.37% 4/15/16	82,626	82,566
0.375% 4/21/16	54,151	54,109
0.375% 4/22/16	47,004	46,967
0.53% 8/15/16	76,388	76,192
		1,873,345
Repurchase Agreements – 0.82%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $110,492
(collateralized by
U.S. government
obligations 3.125%
11/15/41; market value
$112,699)	110,490	110,490

(continues)     NQ-DPT-196 [1/16] 3/16 (16164) 1

Schedule of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.30%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $110,492
(collateralized by
U.S. government
obligations 0.75%-8.75%
6/30/17-11/15/43; market
value $112,699)	110,489	$110,489
BNP Paribas
0.31%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $181,026
(collateralized by
U.S. government
obligations
0.00%-6.875%
5/15/16-11/15/43; market
value $184,642)	181,021	181,021
		402,000

Total Short-Term Investments
(cost $2,275,311)		2,275,345

Total Value of
Securities – 99.91%
(cost $41,512,524)		48,628,792

Receivables and Other Assets Net of
Liabilities – 0.09%		42,811
Net Assets Applicable to 2,940,826 Shares
Outstanding – 100.00%		$48,671,603
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-196 [1/16] 3/16 (16164)

Notes

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-196 [1/16] 3/16 (16164) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$11,926,732	$—	$11,926,732
Energy	1,622,714	—	1,622,714
Financial Services	5,901,280	—	5,901,280
Healthcare	5,443,647	—	5,443,647
Information Technology	7,702,682	1,845,479	9,548,161
Office REITs	2,502,787	—	2,502,787
Producer Durables	6,914,652	—	6,914,652
Utilities	2,493,474	—	2,493,474
Short-Term Investments	—	2,275,345	2,275,345
Total Value of Securities	$44,507,968	$4,120,824	$48,628,792

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-196 [1/16] 3/16 (16164)

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio
January 31, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bond – 0.13%
Clearwire
Communications 144A
8.25% exercise price
$7.08, maturity date
12/1/40 #@	296,000	$291,560
Total Convertible Bond (cost $304,256)		291,560

Corporate Bonds – 88.58%
Automobiles – 0.98%
Goodyear Tire & Rubber
5.125% 11/15/23	1,090,000	1,119,975
Group 1 Automotive 144A
5.25% 12/15/23 #	740,000	699,300
Meritor 6.75% 6/15/21	375,000	330,000
		2,149,275
Banking – 6.53%
Credit Agricole 144A
8.125% 12/29/49 #●	640,000	640,993
Credit Suisse Group 144A
7.50% 12/11/49 #●	1,660,000	1,707,999
ING Groep
6.50% 12/31/45 ●	785,000	764,394
JPMorgan Chase
6.75% 8/29/49 ●	3,330,000	3,608,887
Lloyds Banking Group
7.50% 4/30/49 ●	1,605,000	1,665,188
Popular 7.00% 7/1/19	1,388,000	1,297,780
Royal Bank of Scotland Group
8.00% 12/29/49 ●	1,660,000	1,707,725
Santander Issuances
5.179% 11/19/25	600,000	568,753
Societe Generale 144A
8.00% 9/29/49 #●	540,000	534,871
US Bancorp
5.125% 12/29/49 ●	1,755,000	1,770,532
		14,267,122
Basic Industry – 7.18%
AK Steel 7.625% 5/15/20	722,000	277,970
ArcelorMittal 6.50% 3/1/21	700,000	572,250
Ball 5.25% 7/1/25	1,780,000	1,835,625
BHP Billiton Finance USA
144A 6.25% 10/19/75 #●	205,000	195,775
Builders FirstSource
144A 7.625% 6/1/21 #	1,108,000	1,160,630
144A 10.75% 8/15/23 #	1,185,000	1,115,381
Building Materials Corp of
America 144A
6.00% 10/15/25 #	1,710,000	1,752,750
Cemex 144A
7.25% 1/15/21 #	1,275,000	1,215,713
Chemours
144A 6.625% 5/15/23 #	325,000	200,687
144A 7.00% 5/15/25 #	430,000	263,375
CPG Merger Sub 144A
8.00% 10/1/21 #@	600,000	579,000
Joseph T Ryerson & Son
11.25% 10/15/18 @	204,000	136,680
Kissner Milling 144A
7.25% 6/1/19 #@	365,000	324,850
NCI Building Systems 144A
8.25% 1/15/23 #	655,000	684,475
New Gold
144A 6.25% 11/15/22 #	527,000	396,567
144A 7.00% 4/15/20 #	370,000	310,800
Norbord 144A
6.25% 4/15/23 #	305,000	298,137
NOVA Chemicals 144A
5.00% 5/1/25 #	840,000	789,600
Rayonier AM Products 144A
5.50% 6/1/24 #	1,075,000	815,656
Steel Dynamics
5.50% 10/1/24	1,120,000	1,013,600
Summit Materials
6.125% 7/15/23	1,150,000	1,115,500
TPC Group 144A
8.75% 12/15/20 #	960,000	643,200
		15,698,221
Capital Goods – 5.50%
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	1,240,000	1,125,300
Berry Plastics 144A
6.00% 10/15/22 #	890,000	912,250
BWAY Holding 144A
9.125% 8/15/21 #	1,292,000	1,072,360
Gardner Denver 144A
6.875% 8/15/21 #	1,609,000	1,190,660
Huntington Ingalls Industries
144A 5.00% 12/15/21 #	850,000	880,813
KLX 144A 5.875% 12/1/22 #	780,000	733,122
Orbital ATK 144A
5.50% 10/1/23 #	515,000	525,300
Plastipak Holdings 144A
6.50% 10/1/21 #	1,175,000	1,130,937
Reynolds Group Issuer
5.75% 10/15/20	575,000	577,156
6.875% 2/15/21	195,000	202,313
8.25% 2/15/21	635,000	595,313

(continues)     NQ-DPT-096 [1/16] 3/16 (16167) 1

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Signode Industrial Group
144A 6.375% 5/1/22 #	1,080,000	$901,800
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	1,190,000	1,160,250
TransDigm
6.00% 7/15/22	225,000	221,625
6.50% 7/15/24	815,000	800,737
		12,029,936
Consumer Cyclical – 7.92%
American Builders &
Contractors Supply 144A
5.75% 12/15/23 #	630,000	644,175
American Tire Distributors
144A 10.25% 3/1/22 #	1,050,000	876,750
Aramark Services 144A
5.125% 1/15/24 #	1,010,000	1,045,350
Beacon Roofing Supply 144A
6.375% 10/1/23 #	395,000	409,319
Boyd Gaming
6.875% 5/15/23	1,015,000	1,035,300
Caleres 6.25% 8/15/23	580,000	575,650
L Brands 144A
6.875% 11/1/35 #	1,310,000	1,359,125
Landry’s 144A
9.375% 5/1/20 #	1,750,000	1,857,187
LKQ 4.75% 5/15/23	505,000	478,487
M/I Homes 144A
6.75% 1/15/21 #	1,165,000	1,135,875
Mohegan Tribal Gaming
Authority
9.75% 9/1/21	690,000	681,375
144A 9.75% 9/1/21 #	435,000	429,563
Rite Aid 144A
6.125% 4/1/23 #	1,125,000	1,191,094
Sabre GLBL 144A
5.25% 11/15/23 #	1,120,000	1,114,400
Sally Holdings
5.625% 12/1/25	1,105,000	1,146,437
Scotts Miracle-Gro 144A
6.00% 10/15/23 #	1,090,000	1,144,500
Tempur Sealy International
144A 5.625% 10/15/23 #	1,355,000	1,388,875
Wynn Las Vegas 144A
5.50% 3/1/25 #	910,000	801,369
		17,314,831
Consumer Non-Cyclical – 7.17%
Amsurg 5.625% 7/15/22	1,145,000	1,153,587
Constellation Brands
4.25% 5/1/23	460,000	472,075
4.75% 11/15/24	515,000	538,819
4.75% 12/1/25	275,000	284,625
Cott Beverages
5.375% 7/1/22	255,000	247,987
6.75% 1/1/20	715,000	738,237
Dean Foods 144A
6.50% 3/15/23 #	1,430,000	1,476,475
ExamWorks Group
5.625% 4/15/23	1,250,000	1,260,781
JBS USA 144A
5.75% 6/15/25 #	2,195,000	1,701,125
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	1,035,000	895,275
Pinnacle Foods Finance 144A
5.875% 1/15/24 #	785,000	814,437
Post Holdings
7.375% 2/15/22	695,000	734,963
144A 7.75% 3/15/24 #	950,000	1,014,125
Prestige Brands 144A
5.375% 12/15/21 #	1,165,000	1,141,700
Spectrum Brands
144A 6.125% 12/15/24 #	925,000	966,625
6.625% 11/15/22	416,000	445,120
SUPERVALU 7.75% 11/15/22	1,100,000	940,500
Team Health 144A
7.25% 12/15/23 #	810,000	848,475
		15,674,931
Energy – 2.68%
AmeriGas Finance
7.00% 5/20/22	1,000,000	985,000
Calumet Specialty Products
Partners 7.625% 1/15/22	1,135,000	834,225
Genesis Energy
5.75% 2/15/21	665,000	535,325
6.00% 5/15/23	245,000	187,425
MPLX 144A
4.875% 12/1/24 #	350,000	273,629
Murphy Oil USA
6.00% 8/15/23	990,000	1,036,530
NuStar Logistics
6.75% 2/1/21	1,075,000	972,875
Rose Rock Midstream
5.625% 11/15/23 @	300,000	163,500
Targa Resources Partners
144A 6.75% 3/15/24 #	1,050,000	868,875
		5,857,384

2 NQ-DPT-096 [1/16] 3/16 (16167)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Financials – 5.11%
Ally Financial
5.75% 11/20/25	1,660,000	$1,660,000
Communications Sales &
Leasing
144A 6.00% 4/15/23 #	485,000	464,387
8.25% 10/15/23	520,000	461,500
Crown Castle International
4.45% 2/15/26	1,050,000	1,058,559
Equinix
5.375% 4/1/23	1,000,000	1,040,000
5.875% 1/15/26	575,000	596,563
ESH Hospitality 144A
5.25% 5/1/25 #	1,690,000	1,636,123
International Lease Finance
5.875% 8/15/22	1,240,000	1,286,500
Iron Mountain 144A
6.00% 10/1/20 #	1,720,000	1,836,100
James Hardie International
Finance 144A
5.875% 2/15/23 #	1,115,000	1,131,725
		11,171,457
Healthcare – 10.53%
Centene Escrow
144A 5.625% 2/15/21 #	510,000	520,200
144A 6.125% 2/15/24 #	305,000	314,150
Community Health Systems
6.875% 2/1/22	1,875,000	1,706,250
DaVita HealthCare Partners
5.00% 5/1/25	1,265,000	1,247,606
5.125% 7/15/24	1,065,000	1,072,987
HCA 5.375% 2/1/25	2,250,000	2,278,125
HealthSouth
5.75% 11/1/24	615,000	610,135
144A 5.75% 11/1/24 #	500,000	496,045
144A 5.75% 9/15/25 #	680,000	662,864
Hill-Rom Holdings 144A
5.75% 9/1/23 #	1,205,000	1,233,619
IASIS Healthcare
8.375% 5/15/19	1,845,000	1,738,913
Immucor 11.125% 8/15/19	1,912,000	1,572,620
Kinetic Concepts
10.50% 11/1/18	283,000	275,925
12.50% 11/1/19	900,000	807,750
LifePoint Health
5.875% 12/1/23	1,660,000	1,726,400
Mallinckrodt International
Finance
4.75% 4/15/23	205,000	178,863
144A 5.625% 10/15/23 #	505,000	475,963
MEDNAX 144A
5.25% 12/1/23 #	1,155,000	1,186,763
MPH Acquisition Holdings
144A 6.625% 4/1/22 #	920,000	923,450
Sterigenics-Nordion Holdings
144A 6.50% 5/15/23 #	1,070,000	1,025,863
Tenet Healthcare
6.75% 6/15/23	410,000	381,300
8.125% 4/1/22	1,160,000	1,168,700
Valeant Pharmaceuticals
International
144A 5.375% 3/15/20 #	465,000	440,878
144A 5.875% 5/15/23 #	305,000	274,500
144A 6.125% 4/15/25 #	790,000	711,987
		23,031,856
Insurance – 1.76%
HUB International
144A 7.875% 10/1/21 #	1,835,000	1,614,800
144A 9.25% 2/15/21 #	325,000	333,125
USI 144A 7.75% 1/15/21 #	1,235,000	1,113,044
XLIT 6.50% 12/29/49 ●	1,090,000	793,520
		3,854,489
Media – 10.41%
Altice Luxembourg 144A
7.75% 5/15/22 #	765,000	717,187
Altice US Finance 144A
7.75% 7/15/25 #	415,000	373,500
CCO Holdings 144A
5.375% 5/1/25 #	950,000	942,875
CCO Safari II 144A
4.908% 7/23/25 #	1,125,000	1,127,807
CCOH Safari 144A
5.75% 2/15/26 #	1,380,000	1,375,681
Columbus International 144A
7.375% 3/30/21 #	495,000	498,094
CSC Holdings 5.25% 6/1/24	1,286,000	1,138,110
DISH DBS 5.875% 11/15/24	910,000	813,313
Gray Television
7.50% 10/1/20	2,134,000	2,208,690
Lamar Media 144A
5.75% 2/1/26 #	780,000	805,350

(continues)    NQ-DPT-096 [1/16] 3/16 (16167) 3

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Midcontinent
Communications &
Midcontinent Finance
144A 6.875% 8/15/23 #	680,000	$690,200
Neptune Finco
144A 6.625% 10/15/25 #	490,000	509,600
144A 10.125% 1/15/23 #	390,000	413,400
144A 10.875% 10/15/25 #	330,000	349,800
Nielsen Finance 144A
5.00% 4/15/22 #	1,110,000	1,123,875
Numericable-SFR 144A
6.00% 5/15/22 #	1,250,000	1,237,500
RCN Telecom Services 144A
8.50% 8/15/20 #	715,000	721,256
Sinclair Television Group
144A 5.625% 8/1/24 #	1,515,000	1,479,019
Sirius XM Radio 144A
5.375% 4/15/25 #	1,275,000	1,284,563
Tribune Media 144A
5.875% 7/15/22 #	1,130,000	1,130,000
Univision Communications
144A 8.50% 5/15/21 #	1,115,000	1,110,819
VTR Finance 144A
6.875% 1/15/24 #	1,570,000	1,467,950
WideOpenWest Finance
10.25% 7/15/19	1,310,000	1,237,950
		22,756,539
Services – 6.65%
Air Medical Merger Sub
144A 6.375% 5/15/23 #	1,250,000	1,106,250
Ashtead Capital 144A
6.50% 7/15/22 #	635,000	650,875
Avis Budget Car Rental 144A
5.25% 3/15/25 #	1,540,000	1,399,475
BlueLine Rental Finance
144A 7.00% 2/1/19 #	1,110,000	876,900
GEO Group
5.125% 4/1/23	265,000	253,075
5.875% 10/15/24	1,260,000	1,219,050
GFL Escrow 144A
9.875% 2/1/21 #	760,000	768,550
Mattamy Group 144A
6.50% 11/15/20 #	1,440,000	1,317,600
MGM Resorts International
6.00% 3/15/23	1,760,000	1,758,900
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	680,000	666,400
Pinnacle Entertainment
6.375% 8/1/21	825,000	878,625
7.75% 4/1/22	210,000	229,950
Service International
5.375% 5/15/24	945,000	1,004,063
United Rentals North America
5.50% 7/15/25	1,050,000	941,063
5.75% 11/15/24	920,000	853,300
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	335,000	163,313
XPO Logistics 144A
6.50% 6/15/22 #	510,000	458,363
		14,545,752
Technology & Electronics – 6.26%
CDW 5.50% 12/1/24	935,000	975,317
CommScope 144A
5.50% 6/15/24 #	1,025,000	990,406
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	690,000	672,750
Emdeon 144A
6.00% 2/15/21 #	980,000	913,850
Entegris 144A
6.00% 4/1/22 #	1,005,000	1,023,844
First Data
144A 5.75% 1/15/24 #	200,000	199,000
144A 7.00% 12/1/23 #	3,155,000	3,186,550
Infor US
144A 5.75% 8/15/20 #	340,000	343,400
144A 6.50% 5/15/22 #	1,060,000	927,500
Micron Technology
144A 5.25% 1/15/24 #	415,000	338,225
144A 5.625% 1/15/26 #	165,000	128,287
Microsemi 144A
9.125% 4/15/23 #	1,065,000	1,126,237
NXP 144A 5.75% 3/15/23 #	1,655,000	1,693,264
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	1,140,000	1,165,650
		13,684,280
Telecommunications – 7.71%
CenturyLink 6.75% 12/1/23	1,335,000	1,268,250
Cogent Communications
Finance 144A
5.625% 4/15/21 #@	860,000	821,300

4 NQ-DPT-096 [1/16] 3/16 (16167)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Cogent Communications
Group 144A
5.375% 3/1/22 #	340,000	$331,500
Digicel 144A
6.75% 3/1/23 #	625,000	540,625
Digicel Group 144A
8.25% 9/30/20 #	1,370,000	1,115,009
Frontier Communications
144A 10.50% 9/15/22 #	640,000	624,800
144A 11.00% 9/15/25 #	870,000	841,725
Hughes Satellite Systems
7.625% 6/15/21	439,000	474,669
Intelsat Jackson Holdings
5.50% 8/1/23	503,000	403,657
7.25% 4/1/19	225,000	205,313
Level 3 Financing
144A 5.375% 1/15/24 #	1,020,000	1,032,750
5.375% 5/1/25	1,230,000	1,242,300
Sable International Finance
144A 6.875% 8/1/22 #	585,000	546,975
Sprint
7.125% 6/15/24	1,270,000	863,600
7.25% 9/15/21	980,000	710,500
7.875% 9/15/23	430,000	308,525
Sprint Communications 144A
7.00% 3/1/20 #	230,000	221,950
T-Mobile USA
6.00% 3/1/23	645,000	651,773
6.375% 3/1/25	590,000	593,687
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	1,215,000	1,205,887
Wind Acquisition Finance
144A 7.375% 4/23/21 #	970,000	926,951
Zayo Group 6.00% 4/1/23	1,955,000	1,920,787
		16,852,533
Utilities – 2.19%
AES 5.50% 4/15/25	1,120,000	1,010,800
Calpine
5.375% 1/15/23	1,135,000	1,038,525
5.50% 2/1/24	385,000	338,800
DPL 6.75% 10/1/19	555,000	563,325
Dynegy
5.875% 6/1/23	185,000	150,775
7.375% 11/1/22	335,000	298,150
7.625% 11/1/24	794,000	702,690
Enel 144A
8.75% 9/24/73 #●	620,000	683,550
		4,786,615
Total Corporate Bonds (cost $203,423,793)		193,675,221

Senior Secured Loans – 6.27%«
Accudyne Industries
(Hamilton Sundstrand
Industrial) 1st Lien
4.00% 12/13/19	644,934	536,908
Albertson’s Holdings Tranche
B4 1st Lien
5.50% 8/25/21	964,828	946,134
Applied Systems 2nd Lien
7.50% 1/23/22 @	1,258,640	1,173,682
Atkore International 2nd Lien
7.75% 10/9/21	475,000	421,958
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 11/13/22	1,155,000	1,138,157
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20 @	1,227,000	1,033,747
Blue Ribbon 1st Lien
5.50% 11/13/21	680,000	678,584
Blue Ribbon 2nd Lien
9.25% 11/13/22	185,000	180,529
CD&R Millennium Holdco
(Mauser Holdings) 2nd Lien
8.75% 7/31/22 @	363,000	326,700
Colouroz (Flint Group) 2nd
Lien 8.25% 9/7/22 @	700,000	659,750
FMG Resources August 2006
1st Lien 4.25% 6/30/19	718,737	502,217
Hertz Tranche B2 1st Lien
3.00% 3/11/18	219,436	217,242
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20	1,705,000	1,704,147
KIK Custom Products 1st Lien
6.00% 8/26/22 @	453,863	437,126
MacDermid (Platform
Specialty) Tranche B 1st
Lien 5.50% 6/7/20	428,925	399,883
Marina District (Borgata)
Tranche B 1st Lien
6.50% 8/15/18	857,785	859,571
Microsemi Tranche B 1st Lien
5.25% 12/17/22	165,000	164,038

(continues)    NQ-DPT-096 [1/16] 3/16 (16167) 5

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Penney (J.C.) 1st Lien
6.00% 5/22/18	960,077	$939,525
Pet Acquisition Merger Sub
(Petco) Tranche B1 1st Lien
5.75% 1/15/23 @	1,110,000	1,088,879
Rite Aid 2nd Lien
5.75% 8/21/20	295,000	295,737
Total Senior Secured Loans
(cost $14,355,868)		13,704,514

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	60,000	0
Total Common Stock (cost $1,816)		0

Preferred Stock – 1.70%
Ally Financial 8.50% ●	2,085	52,542
Bank of America 6.50% ●	1,670,000	1,746,703
GMAC Capital Trust I
8.125% ●	7,000	178,150
Morgan Stanley 5.55% ●	1,770,000	1,753,406
Total Preferred Stock (cost $3,723,334)		3,730,801

	Principal
	amount°
Short-Term Investments – 2.89%
Repurchase Agreements – 2.89%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price
$1,735,985 (collateralized
by U.S. government
obligations 3.125%
11/15/41; market value
$1,770,667)	1,735,947	1,735,947
Bank of Montreal
0.30%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price
$1,735,990 (collateralized
by U.S. government
obligations 0.75%–8.75%
6/30/17–11/15/43; market
value $1,770,667)	1,735,947	1,735,947
BNP Paribas
0.31%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price
$2,844,180 (collateralized
by U.S. government
obligations
0.00%–6.875%
5/15/16–11/15/43; market
value $2,900,988)	2,844,106	2,844,106
		6,316,000
Total Short-Term Investments
(cost $6,316,000)		6,316,000

Total Value of Securities – 99.57%
(cost $228,125,067)		217,718,096

Receivables and Other Assets Net of
Liabilities – 0.43%		934,365
Net Assets Applicable to 31,285,409
Shares Outstanding – 100.00%		$218,652,461
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $110,416,207, which represents 50.50% of the Portfolio’s net assets.
@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $7,036,774,which represents 3.22% of the Portfolio’s net assets.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Jan. 31, 2016.
Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2016.

PIK – Payment-in-kind

6 NQ-DPT-096 [1/16] 3/16 (16167)

Notes

Delaware Pooled® Trust — The High-Yield Bond Portfolio
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-DPT-096 [1/16] 3/16 (16167) 7

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$193,966,781	$193,966,781
Senior Secured Loans	—	13,704,514	13,704,514
Common Stock	—	—	—
Preferred Stock[1]	230,692	3,500,109	3,730,801
Short-Term Investments	—	6,316,000	6,316,000
Total Value of Securities	$230,692	$217,487,404	$217,718,096
____________________

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security type for the Portfolio:

	Level 1	Level 2	Total
Preferred Stock	6.18%	93.82%	100.00%

The securities that are valued at zero on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

8 NQ-DPT-096 [1/16] 3/16 (16167)

Schedules of investments

Delaware Pooled® Trust — The International Equity Portfolio
January 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.26%Δ
Australia – 1.12%
QBE Insurance Group	474,378	$3,710,810
		3,710,810
China – 1.56%
China Mobile	472,000	5,184,533
		5,184,533
Denmark – 0.83%
ISS	78,062	2,759,745
		2,759,745
France – 6.15%
Cie de Saint-Gobain	180,312	7,431,425
GDF Suez VVPR Strip =†	162,519	0
Sanofi	116,673	9,702,605
Societe Generale	85,871	3,275,773
		20,409,803
Germany – 9.77%
Allianz	34,701	5,615,885
Daimler	71,489	5,005,215
Deutsche Telekom	476,619	8,299,306
RWE	403,277	5,648,908
SAP	98,306	7,833,508
		32,402,822
Italy – 2.36%
Eni	539,260	7,825,810
		7,825,810
Japan – 17.77%
Canon	322,300	9,005,845
Honda Motor	331,000	8,972,420
Hoya	85,600	3,304,355
Kao	53,400	2,865,730
Kirin Holdings	632,500	8,982,171
Mitsubishi Electric	107,000	993,076
NTT DOCOMO	146,300	3,244,677
Takeda Pharmaceutical	223,400	10,817,876
Tokio Marine Holdings	203,552	7,283,018
Tokyo Electron	53,900	3,490,055
		58,959,223
Netherlands – 4.87%
Koninklijke Ahold	383,794	8,681,287
Royal Dutch Shell Class A	292,189	6,389,103
Royal Dutch Shell Class B	50,268	1,095,236
		16,165,626
Singapore – 5.48%
Jardine Matheson
Holdings	60,015	3,152,877
Sembcorp Industries	1,257,900	2,241,565
Singapore
Telecommunications	2,355,002	5,839,583
United Overseas Bank	544,642	6,923,919
		18,157,944
Spain – 6.04%
Banco Santander	438,872	1,880,754
Iberdrola	1,472,338	10,349,443
Telefonica	739,326	7,803,199
		20,033,396
Sweden – 3.87%
Ericsson Class B	446,463	3,965,700
TeliaSonera	1,878,359	8,871,461
		12,837,161
Switzerland – 13.50%
ABB †	572,680	9,895,919
Nestle	131,714	9,703,690
Novartis	87,407	6,771,722
Syngenta	28,491	10,490,822
Zurich Insurance Group †	35,704	7,914,344
		44,776,497
Taiwan – 1.12%
Taiwan Semiconductor
Manufacturing ADR	166,032	3,710,815
		3,710,815
United Kingdom – 24.82%
Amec Foster Wheeler	554,140	3,280,872
BG Group	395,917	5,991,339
BP	1,495,023	8,073,457
G4S	2,049,113	6,652,269
GlaxoSmithKline	545,532	11,238,221
Kingfisher	1,171,724	5,483,214
Lloyds Banking Group	5,792,693	5,426,936
National Grid	760,345	10,712,281
Pearson	385,272	4,349,525
Tesco †	3,602,468	8,963,385
Unilever	228,419	10,042,394
Vodafone Group	661,906	2,127,599
		82,341,492
Total Common Stock
(cost $352,367,975)		329,275,677

(continues) NQ-DPT-031 [1/16] 3/16 (16172) 1

Schedules of investments

Delaware Pooled® Trust — The International Equity Portfolio (Unaudited)

	Principal
	amount°	Value (U.S. $)
Short-Term Investments – 0.45%
Discount Notes – 0.45%≠
Federal Home Loan Bank
0.14% 2/18/16	117,979	$117,965
0.155% 2/3/16	278,410	278,406
0.18% 3/7/16	220,785	220,723
0.295% 2/24/16	68,166	68,155
0.295% 3/2/16	37,616	37,607
0.30% 3/1/16	68,166	68,152
0.31% 3/14/16	80,751	80,724
0.31% 3/9/16	192,287	192,230
0.37% 4/15/16	149,201	149,094
0.375% 4/21/16	93,025	92,953
0.375% 4/22/16	62,917	62,868
0.53% 8/15/16	102,249	101,988

Total Short-Term Investments
(cost $1,470,837)		1,470,865

Total Value of
Securities – 99.71%
(cost $353,838,812)		330,746,542

Receivables and Other Assets Net of
Liabilities – 0.29%		974,323
Net Assets Applicable to 26,041,977
Shares Outstanding – 100.00%		$331,720,865
____________________

=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	EUR	(127,717)	USD	139,426	2/1/16	$1,060
DB	EUR	(201,766)	USD	220,316	2/2/16	1,723
NT	GBP	356,689	USD	(510,462)	2/1/16	(2,215)
						$568

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
DB – Deutsche Bank
EUR – euro
GBP – British Pound Sterling
NT – Northern Trust
USD – U.S. Dollar
VVPR Strip – Dividend Coupon

2 NQ-DPT-031 [1/16] 3/16 (16172)

Notes

Delaware Pooled® Trust — The International Equity Portfolio
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-031 [1/16] 3/16 (16172) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Australia	$—	$3,710,810	$3,710,810
China	—	5,184,533	5,184,533
Denmark	—	2,759,745	2,759,745
France	—	20,409,803	20,409,803
Germany	—	32,402,822	32,402,822
Italy	—	7,825,810	7,825,810
Japan	—	58,959,223	58,959,223
Netherlands	—	16,165,626	16,165,626
Singapore	—	18,157,944	18,157,944
Spain	—	20,033,396	20,033,396
Sweden	—	12,837,161	12,837,161
Switzerland	—	44,776,497	44,776,497
Taiwan	3,710,815	—	3,710,815
United Kingdom	—	82,341,492	82,341,492
Short-Term Investments	—	1,470,865	1,470,865
Total Value of Securities	$3,710,815	$327,035,727	$330,746,542
Foreign Currency Exchange
Contracts	$—	$568	$568

As a result of utilizing international fair value pricing at Jan. 31, 2016, the majority of the portfolio was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

On Nov. 18, 2015, the Board of Trustees of the Trust approved the submission of an Agreement and Plan of Reorganization to shareholders, proposing to merge the Portfolio into the Mondrian International Equity Fund series of Gallery Trust (the “Reorganization”). The Reorganization received approval of the shareholders of the Portfolio at a meeting on March 11, 2016 and occurred on March 14, 2016.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-031 [1/16] 3/16 (16172)

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
January 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.16%Δ
Australia – 1.12%
QBE Insurance Group	473,390	$3,703,081
		3,703,081
Denmark – 0.83%
ISS	77,453	2,738,215
		2,738,215
France – 6.31%
Cie de Saint-Gobain	187,041	7,708,756
GDF Suez VVPR Strip =†	101,871	0
Sanofi	115,824	9,632,002
Societe Generale	90,357	3,446,903
		20,787,661
Germany – 10.53%
Allianz	32,881	5,321,343
Daimler	70,511	4,936,742
RWE	451,867	6,329,533
SAP	109,077	8,691,795
Telefonica Deutschland Holding	1,903,260	9,440,348
		34,719,761
Japan – 18.79%
Canon	314,300	8,782,306
Honda Motor	318,600	8,636,293
Hoya	85,200	3,288,914
Kao	52,800	2,833,531
Kirin Holdings	666,800	9,469,267
Mitsubishi Electric	106,000	983,795
NTT DOCOMO	176,300	3,910,025
Seven & i Holdings	19,900	887,589
Takeda Pharmaceutical	243,900	11,810,563
Tokio Marine Holdings	219,700	7,860,787
Tokyo Electron	53,600	3,470,630
		61,933,700
Netherlands – 5.78%
Koninklijke Ahold	398,432	9,012,394
Royal Dutch Shell Class A	408,886	8,940,839
Royal Dutch Shell Class B	50,149	1,092,643
		19,045,876
Singapore – 5.36%
Sembcorp Industries	1,328,100	2,366,661
Singapore Telecommunications	3,366,900	8,348,737
United Overseas Bank	545,519	6,935,068
		17,650,466
Spain – 6.25%
Banco Santander	421,436	1,806,033
Iberdrola	1,463,123	10,284,668
Telefonica	804,669	8,492,860
		20,583,561
Sweden – 3.88%
Ericsson Class B	461,641	4,100,519
TeliaSonera	1,841,077	8,695,379
		12,795,898
Switzerland – 13.45%
ABB †	570,150	9,852,201
Nestle	127,624	9,402,370
Novartis	87,193	6,755,143
Syngenta	28,697	10,566,674
Zurich Insurance Group †	35,031	7,765,163
		44,341,551
United Kingdom – 26.86%
Amec Foster Wheeler	496,322	2,938,552
BG Group	631,494	9,556,282
BP	2,024,311	10,931,730
G4S	2,025,643	6,576,075
GlaxoSmithKline	545,409	11,235,687
J Sainsbury	479,960	1,685,182
Kingfisher	1,163,180	5,443,230
Lloyds Banking Group	5,756,438	5,392,970
National Grid	754,794	10,634,075
Pearson	368,465	4,159,783
Tesco †	2,754,018	6,852,336
Unilever	241,938	10,636,754
Vodafone Group	768,075	2,468,864
		88,511,520
Total Common Stock
(cost $355,344,419)		326,811,290

	Principal
	amount°
Short-Term Investments – 0.42%
Repurchase Agreements – 0.42%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $377,376
(collateralized by U.S.
government obligations
3.125% 11/15/41;
market value $384,915)	377,368	377,368

(continues)     NQ-DPT-094 [1/16] 3/16 (16171) 1

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.30%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $377,377
(collateralized by U.S.
government obligations
0.75%–8.75%
6/30/17–11/15/43;
market value $384,915)	377,368	$377,368
BNP Paribas
0.31%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $618,280
(collateralized by U.S.
government obligations
0.00%–6.875%
5/15/16–11/15/43;
market value $630,630)	618,264	618,264

Total Short-Term Investments
(cost $1,373,000)		1,373,000

Total Value of
Securities – 99.58%
(cost $356,717,419)		328,184,290
Receivables and Other Assets Net of
Liabilities – 0.42%		1,390,283
Net Assets Applicable to 26,885,681
Shares Outstanding – 100.00%		$329,574,573
____________________

=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
DB	EUR	(147,143)	USD	160,668	2/1/16	$1,256
DB	EUR	(291,025)	USD	317,782	2/2/16	2,485
NT	GBP	318,063	USD	(455,185)	2/1/16	(1,975)
						$1,766

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
NT – Northern Trust
USD – U.S. Dollar
VVPR Strip – Dividend Coupon

2 NQ-DPT-094 [1/16] 3/16 (16171)

Notes

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-094 [1/16] 3/16 (16171) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 2	Level 3	Total
Common Stock	$326,811,290	$—	$326,811,290
Short-Term Investments	1,373,000	—	1,373,000
Total Value of Securities	$328,184,290	$—	$328,184,290
Foreign Currency Exchange
Contracts	$1,766	$—	$1,766

The securities that have been valued at zero, on the “Schedule of investments” are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at Jan. 31, 2016, the majority of the Portfolio was categorized as Level 2.

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-094 [1/16] 3/16 (16171)

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
January 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.35%✧
Consumer Discretionary – 17.57%
Discovery Communications
Class A †	78,637	$2,169,595
Discovery Communications
Class C †	141,744	3,856,854
eBay †	365,085	8,564,894
L Brands	95,239	9,157,230
Liberty Interactive QVC Group
Class A †	496,614	12,941,761
Nielsen Holdings	141,993	6,838,383
TripAdvisor †	107,180	7,155,337
		50,684,054
Consumer Staples – 4.40%
Walgreens Boots Alliance	159,130	12,685,844
		12,685,844
Financial Services – 21.94%
Crown Castle International	151,859	13,090,246
Intercontinental Exchange	39,212	10,344,126
MasterCard Class A	131,929	11,745,639
PayPal Holdings †	306,669	11,083,018
Visa Class A	228,261	17,003,162
		63,266,191
Healthcare – 22.64%
Allergan †	54,516	15,505,986
Biogen †	35,815	9,779,644
Celgene †	144,454	14,491,625
DENTSPLY International	56,089	3,303,081
Novo Nordisk ADR	181,404	10,135,041
Sirona Dental Systems †	30,704	3,263,528
Valeant Pharmaceuticals
International †	97,683	8,812,960
		65,291,865
Information Technology – 32.80%
Alphabet Class A †	14,866	11,318,229
Alphabet Class C †	11,965	8,889,397
Baidu ADR †	36,193	5,909,231
Electronic Arts †	177,982	11,487,848
Equinix	37,762	11,727,744
Facebook Class A †	93,671	10,510,823
Intuit	60,525	5,780,743
Microsoft	251,912	13,877,832
QUALCOMM	308,728	13,997,727
Yelp †	51,865	1,086,572
		94,586,146

Total Common Stock (cost $248,604,078)		286,514,100

	Principal
	amount°
Short-Term Investments – 1.26%
Discount Notes – 0.69%≠
Federal Home Loan Bank
0.18% 3/7/16	631,787	631,611
0.295% 2/24/16	135,774	135,752
0.295% 3/2/16	36,139	36,130
0.30% 3/1/16	135,774	135,742
0.31% 3/9/16	284,208	284,124
0.31% 3/14/16	68,788	68,765
0.37% 4/15/16	220,525	220,367
0.375% 4/21/16	144,499	144,387
0.375% 4/22/16	125,319	125,220
0.53% 8/15/16	203,661	203,139
		1,985,237
Repurchase Agreements – 0.57%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $451,312
(collateralized by
U.S. government
obligations 3.125%
11/15/41; market value
$460,328)	451,302	451,302
Bank of Montreal
0.30%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $451,314
(collateralized by
U.S. government
obligations 0.75%–8.75%
6/30/17–11/15/43; market
value $460,328)	451,302	451,302

(continues)     NQ-DPT-192 [1/16] 3/16 (16163) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.31%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $739,415
(collateralized by
U.S. government
obligations
0.00%–6.875%
5/15/16–11/15/43; market
value $754,183)	739,396	$739,396
		1,642,000

Total Short-Term Investments
(cost $3,627,199)		3,627,237

Total Value of
Securities – 100.61%
(cost $252,231,277)		290,141,337
Liabilities Net of Receivables and Other
Assets – (0.61%)		(1,762,830)
Net Assets Applicable to 21,154,012
Shares Outstanding – 100.00%		$288,378,507
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

2 NQ-DPT-192 [1/16] 3/16 (16163)

Notes

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-192 [1/16] 3/16 (16163) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$286,514,100	$—	$286,514,100
Short-Term Investments	—	3,627,237	3,627,237
Total Value of Securities	$286,514,100	$3,627,237	$290,141,337

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is primarily traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-192 [1/16] 3/16 (16163)

Schedules of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
January 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.86%
Consumer Discretionary – 6.14%
Johnson Controls	164,400	$5,897,028
Lowe’s	89,000	6,377,740
		12,274,768
Consumer Staples – 12.63%
Archer-Daniels-Midland	165,400	5,846,890
CVS Health	67,500	6,519,825
Kraft Heinz	86,433	6,746,960
Mondelez International	142,500	6,141,750
		25,255,425
Energy – 12.72%
Chevron	70,700	6,113,429
ConocoPhillips	148,200	5,791,656
Halliburton	167,600	5,328,004
Marathon Oil	247,400	2,407,202
Occidental Petroleum	84,300	5,802,369
		25,442,660
Financials – 11.72%
Allstate	103,600	6,278,160
Bank of New York Mellon	151,800	5,498,196
BB&T	168,000	5,486,880
Marsh & McLennan	115,700	6,170,281
		23,433,517
Healthcare – 21.16%
Baxalta	156,200	6,249,562
Cardinal Health	73,600	5,988,832
Express Scripts Holding †	74,110	5,326,286
Johnson & Johnson	63,200	6,600,608
Merck	122,100	6,186,807
Pfizer	190,711	5,814,778
Quest Diagnostics	93,700	6,153,279
		42,320,152
Industrials – 9.88%
Northrop Grumman	35,300	6,532,618
Raytheon	52,700	6,758,248
Waste Management	122,100	6,465,195
		19,756,061
Information Technology – 12.01%
CA	228,536	6,565,839
Cisco Systems	239,500	5,697,705
Intel	192,600	5,974,452
Xerox	593,000	5,781,750
		24,019,746
Materials – 2.55%
EI du Pont de Nemours	96,800	5,107,168
		5,107,168
Telecommunications – 6.97%
AT&T	190,800	6,880,248
Verizon Communications	141,400	7,065,758
		13,946,006
Utilities – 3.08%
Edison International	99,500	6,149,100
		6,149,100
Total Common Stock (cost $207,310,944)		197,704,603

	Principal
	amount°
Short-Term Investments – 1.00%
Discount Notes – 0.78%≠
Federal Home Loan Bank
0.14% 2/18/16	160,165	160,146
0.155% 2/3/16	125,363	125,361
0.18% 3/7/16	99,416	99,388
0.18% 2/26/16	108,634	108,616
0.19% 3/22/16	131,998	131,945
0.295% 2/24/16	78,144	78,131
0.295% 3/2/16	29,363	29,356
0.30% 3/1/16	78,144	78,126
0.31% 3/9/16	113,463	113,429
0.31% 3/14/16	292,636	292,538
0.37% 4/15/16	88,039	87,976
0.375% 4/22/16	72,127	72,070
0.375% 4/21/16	62,476	62,427
0.53% 8/15/16	117,216	116,916
		1,556,425
Repurchase Agreements – 0.22%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $123,135
(collateralized by
U.S. government
obligations 3.125%
11/15/41; market value
$125,595)	123,132	123,132

(continues)    NQ-DPT-029 [1/16] 3/16 (16173) 1

Schedules of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.30%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $123,135
(collateralized by
U.S. government
obligations 0.75%–8.75%
6/30/17–11/15/43; market
value $125,595)	123,133	$123,133
BNP Paribas
0.31%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $201,740
(collateralized by
U.S. government
obligations
0.00%–6.875%
5/15/16–11/15/43; market
value $205,770)	201,735	201,735
		448,000
Total Short-Term Investments
(cost $2,004,403)		2,004,425
Total Value of
Securities – 99.86%
(cost $209,315,347)		199,709,028
Receivables and Other Assets Net of
Liabilities – 0.14%		289,052
Net Assets Applicable to 8,611,750 Shares
Outstanding – 100.00%		$199,998,080
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

2 NQ-DPT-029 [1/16] 3/16 (16173)

Notes

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust (Trust) – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)    NQ-DPT-029 [1/16] 3/16 (16173) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$197,704,603	$—	$197,704,603
Short-Term Investments	—	2,004,425	2,004,425
Total Value of Securities	$197,704,603	$2,004,425	$199,709,028

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-029 [1/16] 3/16 (16173)

Schedule of investments
Delaware REIT Fund	January 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.12%
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20	300,000	$270,002
Total Convertible Bond (cost $273,000)		270,002

	Number of shares
Common Stock – 96.28%
Diversified REITs – 5.25%
Digital Realty Trust	49,900	3,995,992
Vornado Realty Trust	84,132	7,442,317
		11,438,309
Healthcare REITs – 5.63%
Healthcare Realty Trust	43,900	1,274,856
Ventas	84,077	4,651,140
Welltower	102,100	6,352,662
		12,278,658
Hotel REITs – 4.48%
DiamondRock Hospitality	54,900	455,670
Hilton Worldwide Holdings	65,700	1,170,117
Host Hotels & Resorts	491,564	6,808,161
Pebblebrook Hotel Trust	54,713	1,336,091
		9,770,039
Industrial REITs – 6.05%
DCT Industrial Trust	98,951	3,541,456
First Industrial Realty Trust	115,900	2,386,381
Prologis	184,209	7,270,729
		13,198,566
Mall REITs – 15.67%
General Growth Properties	306,723	8,600,513
Macerich	31,100	2,424,867
Simon Property Group	110,058	20,501,604
Taubman Centers	37,200	2,642,688
		34,169,672
Manufactured Housing REIT – 1.18%
Equity LifeStyle Properties	39,136	2,579,845
		2,579,845
Multifamily REITs – 15.73%
Apartment Investment & Management	109,100	4,271,265
AvalonBay Communities	47,151	8,085,925
Equity Residential	141,523	10,910,008
Essex Property Trust	17,127	3,649,935
Post Properties	23,500	1,346,315

NQ-095 [1/16] 3/16 (16180)     1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Multifamily REITs (continued)
UDR	169,600	$6,036,064
		34,299,512
Office REITs – 11.51%
Alexandria Real Estate Equities	36,500	2,890,070
Boston Properties	39,574	4,598,895
Brandywine Realty Trust	133,800	1,716,654
Douglas Emmett	96,700	2,860,386
Empire State Realty Trust	94,900	1,570,595
Equity Commonwealth †	114,900	3,089,661
Hudson Pacific Properties	75,400	1,915,914
Mack-Cali Realty	74,800	1,555,092
Paramount Group	106,300	1,743,320
SL Green Realty	32,530	3,142,723
		25,083,310
Office/Industrial REITs – 4.61%
Duke Realty	349,600	7,037,448
PS Business Parks	34,829	3,015,495
		10,052,943
Self-Storage REITs – 9.93%
CubeSmart	146,600	4,587,114
Extra Space Storage	40,094	3,636,125
Public Storage	52,902	13,413,831
		21,637,070
Shopping Center REITs – 12.22%
Brixmor Property Group	163,200	4,344,384
DDR	117,775	2,015,130
Equity One	147,700	4,094,244
Federal Realty Investment Trust	28,400	4,283,572
Kimco Realty	164,879	4,483,060
Regency Centers	43,819	3,172,057
Retail Properties of America	115,600	1,792,956
Urban Edge Properties	101,200	2,459,160
		26,644,563
Single Tenant REITs – 3.35%
National Retail Properties	59,800	2,567,812
Spirit Realty Capital	153,400	1,607,632
STORE Capital	126,400	3,133,456
		7,308,900

2     NQ-095 [1/16] 3/16 (16180)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Specialty REIT – 0.67%
American Residential Properties	86,349	$1,462,752
		1,462,752
Total Common Stock (cost $194,905,140)		209,924,139

	Principal amount°
Short-Term Investments – 2.95%
Discount Notes – 1.26%≠
Federal Home Loan Bank
0.14% 2/18/16	488,792	488,734
0.155% 2/3/16	88,306	88,305
0.18% 2/26/16	68,684	68,672
0.18% 3/7/16	70,029	70,009
0.19% 3/22/16	692,265	691,989
0.25% 2/9/16	352,713	352,693
0.294% 3/2/16	2,041	2,041
0.295% 2/24/16	99,535	99,520
0.30% 3/1/16	99,535	99,513
0.31% 3/9/16	242,225	242,154
0.37% 4/15/16	187,950	187,815
0.375% 4/21/16	119,918	119,824
0.375% 4/22/16	91,871	91,799
0.53% 8/15/16	149,303	148,921
		2,751,989
Repurchase Agreements – 1.69%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $1,008,718 (collateralized by
U.S. government obligations 3.125%
11/15/41; market value $1,028,871)	1,008,696	1,008,696
Bank of Montreal
0.30%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $1,008,721 (collateralized by
U.S. government obligations 0.75%–8.75%
6/30/17–11/15/43; market value $1,028,871)	1,008,696	1,008,696
BNP Paribas
0.31%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $1,652,650 (collateralized by
U.S. government obligations 0.00%–6.875%
5/15/16–11/15/43; market value $1,685,660)	1,652,608	1,652,608
		3,670,000
Total Short-Term Investments (cost $6,422,039)		6,421,989

NQ-095 [1/16] 3/16 (16180)     3

Schedule of investments
Delaware REIT Fund (Unaudited)

Total Value of Securities – 99.35%
(cost $201,600,179)	$216,616,130

Receivables and Other Assets Net of Liabilities – 0.65%	1,418,850
Net Assets Applicable to 16,095,153 Shares Outstanding – 100.00%	$218,034,980

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
REIT – Real Estate Investment Trust

4     NQ-095 [1/16] 3/16 (16180)

Notes
Delaware REIT Fund	January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-095 [1/16] 3/16 (16180)     5

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Convertible Bond	$—	$270,002	$270,002
Common Stock	$209,924,139	$—	$209,924,139
Short-Term Investments	—	6,421,989	6,421,989
Total Value of Securities	$209,924,139	$6,691,991	$216,616,130

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-095 [1/16] 3/16 (16180)

Schedule of investments

Delaware Pooled® Trust — The Select 20 Portfolio
January 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.97%✧
Consumer Discretionary – 20.27%
Discovery Communications
Class A †	95,288	$2,628,996
eBay †	130,470	3,060,826
L Brands	42,044	4,042,531
Liberty Interactive QVC Group
Class A †	174,911	4,558,181
TripAdvisor †	44,535	2,973,157
		17,263,691
Consumer Staples – 3.11%
Walgreens Boots Alliance	33,244	2,650,212
		2,650,212
Financial Services – 23.16%
Crown Castle International	52,464	4,522,397
Intercontinental Exchange	18,704	4,934,115
PayPal Holdings †	89,631	3,239,264
Visa Class A	94,304	7,024,705
		19,720,481
Healthcare – 12.63%
Allergan †	14,303	4,068,202
Biogen †	8,306	2,268,036
Celgene †	44,017	4,415,786
		10,752,024
Information Technology – 29.41%
Alphabet Class A †	4,146	3,156,557
Alphabet Class C †	4,156	3,087,700
Electronic Arts †	70,896	4,575,982
Microsoft	117,407	6,467,952
QUALCOMM	103,139	4,676,322
VeriFone Systems †	131,647	3,079,223
		25,043,736
Office REIT – 4.77%
Equity Commonwealth †	151,161	4,064,719
		4,064,719
Producer Durables – 4.62%
Zebra Technologies Class A †	65,095	3,931,738
		3,931,738

Total Common Stock (cost $65,414,297)		83,426,601

	Principal
	amount°
Short-Term Investments – 2.11%
Discount Notes – 1.55%≠
Federal Home Loan Bank
0.155% 2/3/16	283,841	283,838
0.18% 2/26/16	250,233	250,190
0.18% 3/7/16	225,092	225,030
0.19% 3/22/16	24,055	24,045
0.295% 2/24/16	49,808	49,800
0.295% 3/2/16	80,704	80,685
0.30% 3/1/16	49,808	49,796
0.31% 3/9/16	104,283	104,252
0.37% 4/15/16	80,916	80,858
0.375% 4/21/16	53,018	52,977
0.375% 4/22/16	45,972	45,936
0.53% 8/15/16	74,711	74,520
		1,321,927
Repurchase Agreements – 0.56%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $131,656
(collateralized by U.S.
government obligations
3.125% 11/15/41; market
value $134,286)	131,653	131,653
Bank of Montreal
0.30%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $131,656
(collateralized by U.S.
government obligations
0.75%–8.75
6/30/17–11/15/43;
market value $134,286)	131,653	131,653
BNP Paribas
0.31%, dated 1/29/16, to
be repurchased on 2/1/16,
repurchase price $215,700
(collateralized by U.S.
government obligations
0.000%–6.875
5/15/16–11/15/43;
market value $220,008)	215,694	215,694
		479,000

Total Short-Term Investments
(cost $1,800,929)		1,800,927

(continues)    NQ-DPT-198 [1/16] 3/16 (16168) 1

Schedule of investments

Delaware Pooled® Trust — The Select 20 Portfolio (Unaudited)

Total Value of
Securities – 100.08%
(cost $67,215,226)	$85,227,528
Liabilities Net of Receivables and Other
Assets – (0.08%)	(70,489)
Net Assets Applicable to 12,623,866
Shares Outstanding – 100.00%	$85,157,039
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-198 [1/16] 3/16 (16168)

Notes

Delaware Pooled® Trust — The Select 20 Portfolio
January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$83,426,601	$—	$83,426,601
Short-Term Investments	—	1,800,927	1,800,927
Total Value of Securities	$83,426,601	$1,800,927	$85,227,528

NQ-DPT-198 [1/16] 3/16 (16168) 3

(Unaudited)

2. Investments (continued)

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-198 [1/16] 3/16 (16168)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: